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ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $18,864,757)
Angola (Rep of), 9.500%, 11/12/2025		4,077,000	$3,709,703	0.27
Angola (Rep of), 8.250%, 05/09/2028		2,355,000	1,989,975	0.14
Angola (Rep of), 8.000%, 11/26/2029		3,340,000	2,780,550	0.20
Angola (Rep of), 9.375%, 05/08/2048		5,492,000	4,497,124	0.33
Angola (Rep of), 9.125%, 11/26/2049		5,560,000	4,545,078	0.33
			17,522,430	1.27
Argentina (Cost $82,398,125)
Argentina (Rep of), 6.875%, 04/22/2021		16,975,000	7,621,775	0.55
Argentina (Rep of), 5.625%, 01/26/2022		9,688,000	4,277,252	0.31
Argentina (Rep of), 4.625%, 01/11/2023		11,537,000	5,093,701	0.37
Argentina (Rep of), 7.500%, 04/22/2026		5,871,000	2,524,530	0.18
Argentina (Rep of), 5.875%, 01/11/2028		7,555,000	3,173,100	0.23
Argentina (Rep of), 8.280%, 12/31/2033		5,581,313	2,826,744	0.21
Argentina (Rep of), 3.750%, 12/31/2038		9,665,926	4,030,691	0.29
Argentina (Rep of), 7.625%, 04/22/2046		6,886,000	2,926,550	0.21
Argentina (Rep of), 6.875%, 01/11/2048		16,600,000	6,889,000	0.50
Argentina Treasury Bills, 0.000%, 10/29/2020[2]	ARS	101,103,019	1,144,602	0.08
Bonos del Tesoro Nacional en Pesos Badlar, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.000%), 31.494%, 04/03/2022	ARS	77,137,255	613,163	0.05
Ciudad Autonoma De Buenos Aires, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.250%), 32.751%, 03/29/2024	ARS	50,819,611	385,697	0.03
Pampa Energia S.A., 7.375%, 07/21/2023		4,230,000	3,785,892	0.27
Provincia de Buenos Aires, 33.223%, 04/12/2025[3]	ARS	62,075,000	458,748	0.03
YPF S.A., 8.750%, 04/04/2024		13,736,000	12,270,369	0.89
			58,021,814	4.20
Azerbaijan (Cost $10,705,638)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		5,649,000	6,646,613	0.48
State Oil Co. of the Azerbaijan Republic, 4.750%, 03/13/2023		710,000	744,137	0.05
State Oil Co. of the Azerbaijan Republic, 6.950%, 03/18/2030		3,424,000	4,110,444	0.30
			11,501,194	0.83
Bahrain (Cost $8,543,010)
Bahrain (Rep of), 7.500%, 09/20/2047		4,342,000	4,844,925	0.35
Oil and Gas Holding (The) Co. BSCC, 7.625%, 11/07/2024		1,717,000	1,873,676	0.14
Oil and Gas Holding (The) Co. BSCC, 8.375%, 11/07/2028		2,000,000	2,251,632	0.16
			8,970,233	0.65
Belarus (Cost $8,892,694)
Belarus (Rep of), 6.875%, 02/28/2023		5,274,000	5,327,267	0.38
Belarus (Rep of), 7.625%, 06/29/2027		1,835,000	1,910,051	0.14
Belarus (Rep of), 6.200%, 02/28/2030		1,422,000	1,368,846	0.10
			8,606,164	0.62

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Brazil (Cost $139,502,576)
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024[4]		8,605,000	$8,067,188	0.58
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 6.362%), 9.000%, 06/18/2024[4]		4,290,000	4,637,490	0.34
Brazil (Rep of), 6.000%, 04/07/2026		590,000	693,846	0.05
Brazil (Rep of), 4.625%, 01/13/2028		1,910,000	2,089,540	0.15
Brazil (Rep of), 8.250%, 01/20/2034		1,490,000	2,054,337	0.15
Brazil (Rep of), 7.125%, 01/20/2037		2,050,000	2,631,687	0.19
Brazil (Rep of), 5.625%, 01/07/2041		1,270,000	1,441,145	0.10
Brazil (Rep of), 5.000%, 01/27/2045		3,000,000	3,179,280	0.23
Brazil (Rep of), 5.625%, 02/21/2047		1,749,000	1,998,232	0.14
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2023[2]	BRL	139,404,000	23,642,628	1.71
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	93,048,000	21,554,361	1.56
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	39,589,000	9,336,594	0.68
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2031	BRL	34,355,000	8,191,138	0.59
CSN Islands XI Corp., 6.750%, 01/28/2028		2,825,000	2,613,125	0.19
CSN Resources S.A., 7.625%, 02/13/2023		4,170,000	4,211,700	0.30
Oi S.A., 10.000%, (100% Cash), 07/27/2025[5]		27,475,000	26,547,719	1.92
Samarco Mineracao S.A., 4.125%, 11/01/2022[6]		3,607,000	1,875,640	0.14
Samarco Mineracao S.A., 5.750%, 10/24/2023[6]		3,978,000	2,098,395	0.15
Samarco Mineracao S.A., 5.375%, 09/26/2024[6]		3,545,000	1,869,988	0.14
			128,734,033	9.31
Chile (Cost $29,907,914)
Banco del Estado de Chile, 3.875%, 02/08/2022		1,370,000	1,421,160	0.10
Bonos de la Tesoreria de la Republica, 1.500%, 03/01/2026	CLP	69,500	2,909,247	0.21
Bonos de la Tesoreria de la Republica, 1.900%, 09/01/2030	CLP	14,500	663,423	0.05
Bonos de la Tesoreria de la Republica, 2.000%, 03/01/2035	CLP	13,000	622,694	0.05
Bonos de la Tesoreria de la Republica en pesos, 4.700%, 09/01/2030[3]	CLP	1,780,000,000	2,812,268	0.20
Chile (Rep of), 3.240%, 02/06/2028		1,133,000	1,271,793	0.09
Corp. Nacional del Cobre de Chile, 4.250%, 07/17/2042		1,661,000	1,946,555	0.14
Corp. Nacional del Cobre de Chile, 5.625%, 10/18/2043		3,179,000	4,391,190	0.32
Corp. Nacional del Cobre de Chile, 4.875%, 11/04/2044		4,256,000	5,453,860	0.39
Corp. Nacional del Cobre de Chile, 4.500%, 08/01/2047		1,867,000	2,322,269	0.17
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/2049		2,741,000	3,380,617	0.25
Empresa de Transporte de Pasajeros Metro S.A., 4.700%, 05/07/2050[3]		1,328,000	1,661,660	0.12
Empresa Nacional del Petroleo, 3.750%, 08/05/2026		1,730,000	1,829,632	0.13
Empresa Nacional del Petroleo, 4.500%, 09/14/2047		2,705,000	2,962,848	0.21
			33,649,216	2.43
China (Cost $58,506,476)
China Evergrande Group, 11.500%, 01/22/2023		4,020,000	3,954,644	0.29

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
China Evergrande Group, 7.500%, 06/28/2023		7,041,000	$6,213,845	0.45
China Evergrande Group, 10.500%, 04/11/2024		6,628,000	6,075,410	0.44
China Evergrande Group, 8.750%, 06/28/2025		4,955,000	4,125,154	0.30
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022		1,189,000	1,275,325	0.09
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023		2,175,000	2,270,518	0.16
Far East Energy Bermuda Ltd., 13.000%, 01/15/2016[3,6,7,8]		1,975,424	—	—
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		4,843,000	4,849,651	0.35
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023		1,655,000	1,719,191	0.13
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023		3,395,000	3,468,550	0.25
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024		7,135,000	6,545,342	0.47
Scenery Journey Ltd., 11.500%, 10/24/2022		5,345,000	5,164,783	0.37
Scenery Journey Ltd., 12.000%, 10/24/2023		3,235,000	3,083,413	0.22
Scenery Journey Ltd., 13.750%, 11/06/2023		800,000	796,025	0.06
Sinochem Overseas Capital Co. Ltd., 4.500%, 11/12/2020		3,166,000	3,192,500	0.23
Sinopec Group Overseas Development 2012 Ltd., 4.875%, 05/17/2042		1,570,000	2,151,180	0.16
Sinopec Group Overseas Development 2018 Ltd., 2.700%, 05/13/2030[3]		2,100,000	2,248,171	0.16
Sinopec Group Overseas Development 2018 Ltd., 3.350%, 05/13/2050[3]		631,000	723,215	0.05
			57,856,917	4.18
Colombia (Cost $51,106,053)
Colombia (Rep of), 4.000%, 02/26/2024		2,598,000	2,770,117	0.20
Colombia (Rep of), 8.125%, 05/21/2024		3,276,000	3,988,530	0.29
Colombia (Rep of), 3.875%, 04/25/2027		2,823,000	3,065,778	0.22
Colombia (Rep of), 7.375%, 09/18/2037		2,551,000	3,721,909	0.27
Colombia (Rep of), 6.125%, 01/18/2041		3,724,000	4,993,884	0.36
Colombia (Rep of), 5.625%, 02/26/2044		3,221,000	4,195,352	0.30
Colombia (Rep of), 5.000%, 06/15/2045		544,000	670,480	0.05
Colombia (Rep of), 4.125%, 05/15/2051		1,843,000	2,050,338	0.15
Colombian TES, 4.750%, 02/23/2023	COP	61,670,000	4,914,997	0.35
Colombian TES, 10.000%, 07/24/2024	COP	9,497,500,000	3,159,618	0.23
Colombian TES, 6.250%, 11/26/2025	COP	2,582,700,000	761,963	0.05
Colombian TES, 7.500%, 08/26/2026	COP	15,931,700,000	4,935,524	0.36
Colombian TES, 5.750%, 11/03/2027	COP	25,255,200,000	7,024,814	0.51
Colombian TES, 6.000%, 04/28/2028	COP	3,349,400,000	939,326	0.07
Colombian TES, 7.000%, 06/30/2032	COP	2,774,500,000	779,082	0.06
Colombian TES, 7.250%, 10/18/2034	COP	6,799,200,000	1,926,627	0.14
Empresas Publicas de Medellin ESP, 8.375%, 11/08/2027	COP	8,747,000,000	2,425,913	0.17
			52,324,252	3.78
Costa Rica (Cost $4,949,979)
Banco Nacional de Costa Rica, 6.250%, 11/01/2023		1,980,000	2,012,195	0.14
Costa Rica (Rep of), 6.125%, 02/19/2031		1,399,000	1,268,333	0.09
Costa Rica (Rep of), 5.625%, 04/30/2043		1,460,000	1,187,710	0.09

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Costa Rica (continued)
Costa Rica (Rep of), 7.000%, 04/04/2044		273,000	$242,697	0.02
			4,710,935	0.34
Croatia (Cost $8,774,304)
Croatia (Rep of), 6.375%, 03/24/2021		4,011,000	4,151,385	0.30
Croatia (Rep of), 6.000%, 01/26/2024		4,190,000	4,860,400	0.35
			9,011,785	0.65
Czech Republic (Cost $9,436,118)
Czech (Rep of), 1.000%, 06/26/2026	CZK	3,310,000	150,906	0.01
Czech (Rep of), 0.950%, 05/15/2030	CZK	38,960,000	1,755,978	0.13
Czech (Rep of), 2.000%, 10/13/2033	CZK	112,070,000	5,656,151	0.41
Czech (Rep of), 4.200%, 12/04/2036	CZK	6,350,000	411,631	0.03
New World Resources N.V., 8.000%, 04/07/2020[6,7,8]	EUR	1,938,518	—	—
New World Resources N.V., 4.000%, 10/07/2020[6,8]	EUR	669,526	—	—
			7,974,666	0.58
Dominican Republic (Cost $25,613,565)
Dominican (Rep of), 7.500%, 05/06/2021		759,333	786,669	0.06
Dominican (Rep of), 6.600%, 01/28/2024		2,519,000	2,728,077	0.20
Dominican (Rep of), 5.875%, 04/18/2024		3,690,000	3,870,810	0.28
Dominican (Rep of), 5.500%, 01/27/2025		1,804,000	1,873,454	0.13
Dominican (Rep of), 6.875%, 01/29/2026		5,826,000	6,420,252	0.46
Dominican (Rep of), 9.750%, 06/05/2026	DOP	29,150,000	483,967	0.03
Dominican (Rep of), 6.000%, 07/19/2028		1,450,000	1,540,625	0.11
Dominican (Rep of), 7.450%, 04/30/2044		2,695,000	3,033,223	0.22
Dominican (Rep of), 6.850%, 01/27/2045		3,871,000	4,093,582	0.30
Dominican (Rep of), 6.500%, 02/15/2048		1,319,000	1,343,402	0.10
			26,174,061	1.89
Ecuador (Cost $95,456,083)
Ecuador (Rep of), 10.750%, 03/28/2022		15,393,000	8,543,115	0.62
Ecuador (Rep of), 8.750%, 06/02/2023		4,919,000	2,643,963	0.19
Ecuador (Rep of), 7.950%, 06/20/2024		14,769,000	8,141,411	0.59
Ecuador (Rep of), 9.650%, 12/13/2026		20,487,000	10,448,370	0.75
Ecuador (Rep of), 9.625%, 06/02/2027		7,056,000	3,633,840	0.26
Ecuador (Rep of), 8.875%, 10/23/2027		14,629,000	7,424,217	0.54
Ecuador (Rep of), 7.875%, 01/23/2028		8,464,000	4,232,000	0.31
Ecuador (Rep of), 10.750%, 01/31/2029		16,851,000	8,657,201	0.63
Ecuador (Rep of), 9.500%, 03/27/2030		12,322,000	6,376,635	0.46
			60,100,752	4.35
Egypt (Cost $25,759,683)
Egypt (Rep of), 6.588%, 02/21/2028		3,057,000	3,014,967	0.22
Egypt (Rep of), 7.600%, 03/01/2029		2,205,000	2,247,499	0.16
Egypt (Rep of), 7.625%, 05/29/2032[3]		2,424,000	2,369,945	0.17
Egypt (Rep of), 8.500%, 01/31/2047		6,314,000	6,227,498	0.45

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Egypt (continued)
Egypt (Rep of), 7.903%, 02/21/2048		6,039,000	$5,551,713	0.40
Egypt (Rep of), 8.700%, 03/01/2049		819,000	810,109	0.06
Egypt (Rep of), 8.875%, 05/29/2050[3]		4,490,000	4,489,102	0.32
Egypt (Rep of), 8.150%, 11/20/2059		369,000	342,668	0.03
			25,053,501	1.81
El Salvador (Cost $17,792,539)
El Salvador (Rep of), 5.875%, 01/30/2025		1,363,000	1,230,789	0.09
El Salvador (Rep of), 6.375%, 01/18/2027		3,543,000	3,149,727	0.23
El Salvador (Rep of), 8.625%, 02/28/2029		2,705,000	2,673,892	0.19
El Salvador (Rep of), 8.250%, 04/10/2032		1,732,000	1,641,070	0.12
El Salvador (Rep of), 7.650%, 06/15/2035		1,814,000	1,623,530	0.12
El Salvador (Rep of), 7.625%, 02/01/2041		3,103,000	2,722,882	0.19
El Salvador (Rep of), 7.125%, 01/20/2050		1,964,000	1,628,156	0.12
El Salvador (Rep of), 9.500%, 07/15/2052[3]		1,601,000	1,629,018	0.12
			16,299,064	1.18
Gabon (Cost $5,082,115)
Gabon (Rep of), 6.375%, 12/12/2024		2,565,771	2,514,456	0.18
Gabon (Rep of), 6.625%, 02/06/2031		3,793,000	3,599,961	0.26
			6,114,417	0.44
Georgia (Cost $4,806,030)
Georgia (Rep of), 6.875%, 04/12/2021		2,723,000	2,779,807	0.20
Georgian Railway JSC, 7.750%, 07/11/2022		1,950,000	1,994,265	0.15
			4,774,072	0.35
Ghana (Cost $7,011,208)
Ghana (Rep of), 7.625%, 05/16/2029		1,743,000	1,621,861	0.12
Ghana (Rep of), 8.125%, 03/26/2032		2,300,000	2,148,660	0.15
Ghana (Rep of), 7.875%, 02/11/2035[3]		1,118,000	989,877	0.07
Ghana (Rep of), 8.950%, 03/26/2051		1,200,000	1,083,600	0.08
Ghana (Rep of), 8.750%, 03/11/2061[3]		626,000	553,228	0.04
			6,397,226	0.46
Hungary (Cost $13,649,666)
Hungary (Rep of), 5.750%, 11/22/2023		1,970,000	2,263,038	0.16
Hungary (Rep of), 5.375%, 03/25/2024		3,604,000	4,140,095	0.30
Hungary (Rep of), 3.000%, 10/27/2027	HUF	344,460,000	1,286,111	0.09
Hungary (Rep of), 6.750%, 10/22/2028	HUF	430,020,000	2,019,314	0.15
Hungary (Rep of), 3.000%, 08/21/2030	HUF	838,700,000	3,108,943	0.23
Hungary (Rep of), 7.625%, 03/29/2041		884,000	1,542,838	0.11
			14,360,339	1.04
India (Cost $2,458,668)
Export-Import Bank of India, 4.000%, 01/14/2023		2,419,000	2,545,200	0.18
			2,545,200	0.18

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Indonesia (Cost $88,489,191)
Indonesia (Rep of), 8.375%, 03/15/2024	IDR	79,014,000,000	$5,878,485	0.43
Indonesia (Rep of), 8.375%, 09/15/2026	IDR	105,269,000,000	7,947,045	0.58
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	47,273,000,000	3,314,317	0.24
Indonesia (Rep of), 6.125%, 05/15/2028	IDR	27,701,000,000	1,826,815	0.13
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	60,562,000,000	4,532,817	0.33
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	45,861,000,000	3,191,376	0.23
Indonesia (Rep of), 7.750%, 04/15/2031	IDR	8,998,000,000	657,131	0.05
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	27,075,000,000	2,075,575	0.15
Indonesia (Rep of), 6.625%, 05/15/2033	IDR	46,487,000,000	3,025,489	0.22
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	9,455,000,000	705,239	0.05
Indonesia (Rep of), 7.500%, 06/15/2035	IDR	30,328,000,000	2,126,680	0.15
Indonesia (Rep of), 8.500%, 10/12/2035		1,567,000	2,559,828	0.19
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	38,990,000,000	2,878,084	0.21
Indonesia (Rep of), 6.625%, 02/17/2037		1,795,000	2,578,634	0.19
Indonesia (Rep of), 7.750%, 01/17/2038		2,332,000	3,697,677	0.27
Indonesia (Rep of), 7.500%, 05/15/2038	IDR	8,539,000,000	591,094	0.04
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	37,239,000,000	2,792,627	0.20
Indonesia (Rep of), 5.250%, 01/17/2042		1,833,000	2,403,389	0.17
Indonesia (Rep of), 5.125%, 01/15/2045		4,405,000	5,769,788	0.42
Indonesia (Rep of), 5.950%, 01/08/2046		2,086,000	3,011,516	0.22
Indonesia (Rep of), 5.250%, 01/08/2047		2,890,000	3,884,724	0.28
Indonesia (Rep of), 4.750%, 07/18/2047		1,750,000	2,215,570	0.16
Indonesia Asahan Aluminium Persero PT, 5.710%, 11/15/2023		2,261,000	2,498,498	0.18
Indonesia Asahan Aluminium Persero PT, 4.750%, 05/15/2025[3]		976,000	1,072,419	0.08
Indonesia Asahan Aluminium Persero PT, 5.450%, 05/15/2030[3]		1,094,000	1,292,512	0.09
Indonesia Asahan Aluminium Persero PT, 6.757%, 11/15/2048		1,747,000	2,266,733	0.16
Indonesia Asahan Aluminium Persero PT, 5.800%, 05/15/2050[3]		573,000	705,114	0.05
JPMorgan Chase Bank N.A., 7.500%, 08/17/2032[3]	IDR	52,371,000,000	3,654,689	0.26
Pertamina Persero PT, 6.000%, 05/03/2042		1,079,000	1,384,279	0.10
Pertamina Persero PT, 6.500%, 11/07/2048		1,217,000	1,718,601	0.12
Pertamina Persero PT, 4.175%, 01/21/2050		1,422,000	1,522,288	0.11
Perusahaan Listrik Negara PT, 5.500%, 11/22/2021		3,080,000	3,222,450	0.23
Perusahaan Listrik Negara PT, 5.250%, 05/15/2047		1,188,000	1,427,085	0.10
Perusahaan Listrik Negara PT, 6.150%, 05/21/2048		2,581,000	3,484,350	0.25
Perusahaan Penerbit SBSN Indonesia III, 4.325%, 05/28/2025		617,000	692,707	0.05
Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026		2,589,000	2,950,621	0.21
Perusahaan Penerbit SBSN Indonesia III, 3.800%, 06/23/2050[3]		698,000	759,075	0.06
			96,315,321	6.96
Iraq (Cost $1,226,114)
Iraq (Rep of), 5.800%, 01/15/2028		1,288,125	1,194,865	0.09
			1,194,865	0.09
Ivory Coast (Cost $10,100,524)
Ivory Coast (Rep of), 6.375%, 03/03/2028		1,476,000	1,503,601	0.11
Ivory Coast (Rep of), 5.875%, 10/17/2031	EUR	2,983,000	3,260,478	0.24

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Ivory Coast (continued)
Ivory Coast (Rep of), 6.125%, 06/15/2033		200,000	$195,000	0.01
Ivory Coast (Rep of), 6.875%, 10/17/2040	EUR	4,360,000	4,765,002	0.34
			9,724,081	0.70
Jamaica (Cost $12,607,386)
Digicel Group 0.5 Ltd., 7.000%, 08/21/2020[3,5]		1,104,879	138,110	0.01
Digicel Group 0.5 Ltd., 10.000%, 04/01/2024[5]		8,908,191	6,725,684	0.49
Digicel Group 0.5 Ltd., 8.000%, 04/01/2025[3,5]		3,781,714	1,285,783	0.09
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.750%, 05/25/2024[3]		2,447,503	2,462,800	0.18
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.000%, 12/31/2026[3]		1,014,589	727,967	0.05
Jamaica (Rep of), 7.875%, 07/28/2045		1,950,000	2,544,750	0.18
			13,885,094	1.00
Kazakhstan (Cost $16,031,528)
Development Bank of Kazakhstan JSC, 4.125%, 12/10/2022		4,580,000	4,816,786	0.35
Kazakhstan (Rep of), 6.500%, 07/21/2045		3,027,000	4,716,853	0.34
Kazakhstan Temir Zholy Finance B.V., 6.950%, 07/10/2042		2,691,000	3,686,509	0.26
KazMunayGas National Co. JSC, 5.375%, 04/24/2030		2,785,000	3,293,151	0.24
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		1,541,000	2,057,235	0.15
			18,570,534	1.34
Kenya (Cost $3,715,564)
Kenya (Rep of), 7.000%, 05/22/2027		1,070,000	1,052,612	0.08
Kenya (Rep of), 8.000%, 05/22/2032		2,460,000	2,425,403	0.17
			3,478,015	0.25
Lebanon (Cost $42,419,703)
Lebanon (Rep of), 6.375%, 03/09/2020[6,7]		5,105,000	917,164	0.07
Lebanon (Rep of), 5.800%, 04/14/2020[6,7]		3,619,000	657,066	0.05
Lebanon (Rep of), 6.150%, 06/19/2020[6,7]		6,977,000	1,257,255	0.09
Lebanon (Rep of), 8.250%, 04/12/2021[6]		10,535,000	1,897,775	0.14
Lebanon (Rep of), 6.100%, 10/04/2022[6]		12,335,000	2,090,536	0.15
Lebanon (Rep of), 6.000%, 01/27/2023[6]		1,421,000	227,644	0.02
Lebanon (Rep of), 6.600%, 11/27/2026[6]		2,059,000	329,440	0.02
Lebanon (Rep of), 6.850%, 03/23/2027[6]		4,544,000	745,216	0.05
Lebanon (Rep of), 7.000%, 03/23/2032[6]		3,055,000	489,411	0.03
Lebanon (Rep of), 7.050%, 11/02/2035[6]		244,000	39,796	—
Lebanon (Rep of), 7.250%, 03/23/2037[6]		2,067,000	351,225	0.03
			9,002,528	0.65
Malaysia (Cost $15,680,250)
Malaysia (Rep of), 4.181%, 07/15/2024	MYR	2,150,000	547,970	0.04
Malaysia (Rep of), 3.899%, 11/16/2027	MYR	1,099,000	286,644	0.02
Malaysia (Rep of), 3.733%, 06/15/2028	MYR	6,370,000	1,645,012	0.12
Malaysia (Rep of), 3.885%, 08/15/2029	MYR	4,029,000	1,050,790	0.08
Malaysia (Rep of), 4.498%, 04/15/2030	MYR	6,297,000	1,723,348	0.12

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Malaysia (continued)
Malaysia (Rep of), 4.232%, 06/30/2031	MYR	2,488,000	$667,932	0.05
Malaysia (Rep of), 4.642%, 11/07/2033	MYR	1,728,000	478,811	0.03
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	5,407,000	1,397,697	0.10
Malaysia (Rep of), 4.935%, 09/30/2043	MYR	747,000	210,426	0.02
Malaysia (Rep of), 4.921%, 07/06/2048	MYR	1,743,000	496,286	0.04
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	10,657,000	2,745,610	0.20
Petronas Capital Ltd., 4.550%, 04/21/2050[3]		3,839,000	5,257,301	0.38
Petronas Capital Ltd., 4.800%, 04/21/2060[3]		574,000	862,394	0.06
			17,370,221	1.26
Mexico (Cost $81,514,273)
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.967%), 6.750%, 09/27/2024[4]		1,670,000	1,590,675	0.11
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.353%), 7.625%, 01/10/2028[4]		550,000	523,875	0.04
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.470%), 7.500%, 06/27/2029[4]		1,575,000	1,501,164	0.11
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[3,4]		3,600,000	3,637,080	0.26
Braskem Idesa S.A.P.I., 7.450%, 11/15/2029		2,844,000	2,502,720	0.18
Comision Federal de Electricidad, 4.875%, 01/15/2024		2,553,000	2,706,206	0.20
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	24,850,000	1,079,343	0.08
Comision Federal de Electricidad, 5.750%, 02/14/2042		2,967,000	3,222,933	0.23
Mexican Bonos, 10.000%, 12/05/2024	MXN	24,500,000	1,318,839	0.10
Mexican Bonos, 7.500%, 06/03/2027	MXN	15,080,000	758,160	0.05
Mexican Bonos, 8.500%, 05/31/2029	MXN	54,650,000	2,930,866	0.21
Mexican Bonos, 7.750%, 11/23/2034	MXN	95,840,000	4,936,912	0.36
Mexican Bonos, 8.500%, 11/18/2038	MXN	146,090,000	7,922,798	0.57
Mexican Bonos, 7.750%, 11/13/2042	MXN	33,270,000	1,665,967	0.12
Mexican Bonos, 8.000%, 11/07/2047	MXN	69,070,000	3,533,572	0.26
Mexico (Rep of), 6.050%, 01/11/2040		1,268,000	1,642,060	0.12
Mexico (Rep of), 4.750%, 03/08/2044		1,788,000	2,031,168	0.15
Mexico (Rep of), 5.550%, 01/21/2045		2,114,000	2,663,577	0.19
Mexico (Rep of), 4.350%, 01/15/2047		1,732,000	1,867,962	0.13
Mexico (Rep of), 5.750%, 10/12/2110		2,288,000	2,739,880	0.20
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	79,460,000	3,097,955	0.22
Petroleos Mexicanos, 6.750%, 09/21/2047		11,922,000	9,686,625	0.70
Petroleos Mexicanos, 6.350%, 02/12/2048		3,050,000	2,401,722	0.17
Petroleos Mexicanos, 7.690%, 01/23/2050		6,253,000	5,498,263	0.40
Petroleos Mexicanos, 6.950%, 01/28/2060		13,357,000	11,036,221	0.80
			82,496,543	5.96
Mongolia (Cost $2,731,574)
Development Bank of Mongolia LLC, 7.250%, 10/23/2023		1,300,000	1,313,043	0.10
Mongolia (Rep of), 5.625%, 05/01/2023		1,120,000	1,136,814	0.08

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mongolia (continued)
Mongolian Mining Corp., 2.119%, 10/01/2020[5,9]		992,986	$556,072	0.04
			3,005,929	0.22
Morocco (Cost $4,254,734)
Morocco (Rep of), 4.250%, 12/11/2022		2,685,000	2,818,337	0.21
Morocco (Rep of), 5.500%, 12/11/2042		1,333,000	1,680,380	0.12
			4,498,717	0.33
Nigeria (Cost $9,033,929)
Nigeria (Rep of), 6.500%, 11/28/2027		3,336,000	3,172,736	0.23
Nigeria (Rep of), 7.696%, 02/23/2038		2,103,000	1,958,377	0.14
Nigeria (Rep of), 7.625%, 11/28/2047		2,280,000	2,083,145	0.15
Nigeria (Rep of), 9.248%, 01/21/2049		1,310,000	1,350,282	0.10
			8,564,540	0.62
Oman (Cost $10,507,968)
Oman (Rep of), 4.750%, 06/15/2026		1,296,000	1,207,094	0.09
Oman (Rep of), 6.500%, 03/08/2047		6,572,000	5,816,220	0.42
Oman (Rep of), 6.750%, 01/17/2048		3,674,000	3,251,755	0.23
			10,275,069	0.74
Pakistan (Cost $18,179,730)
Pakistan (Rep of), 8.250%, 04/15/2024		6,050,000	6,345,047	0.46
Pakistan (Rep of), 8.250%, 09/30/2025		1,394,000	1,467,185	0.11
Pakistan (Rep of), 6.875%, 12/05/2027		7,457,000	7,319,791	0.53
Third Pakistan International Sukuk (The) Co. Ltd., 5.500%, 10/13/2021		837,000	837,000	0.06
Third Pakistan International Sukuk (The) Co. Ltd., 5.625%, 12/05/2022		2,386,000	2,362,140	0.17
			18,331,163	1.33
Panama (Cost $14,402,192)
Panama (Rep of), 4.000%, 09/22/2024		1,250,000	1,379,688	0.10
Panama (Rep of), 7.125%, 01/29/2026		769,000	985,281	0.07
Panama (Rep of), 8.875%, 09/30/2027		1,527,000	2,210,332	0.16
Panama (Rep of), 9.375%, 04/01/2029		1,592,000	2,505,410	0.18
Panama (Rep of), 6.700%, 01/26/2036		2,749,000	4,216,279	0.31
Panama (Rep of), 4.500%, 05/15/2047		1,320,000	1,747,350	0.13
Panama (Rep of), 4.300%, 04/29/2053		2,991,000	3,903,255	0.28
			16,947,595	1.23
Paraguay (Cost $1,952,668)
Paraguay (Rep of), 4.625%, 01/25/2023		620,000	664,950	0.05
Paraguay (Rep of), 4.700%, 03/27/2027		1,246,000	1,426,670	0.10
			2,091,620	0.15
Peru (Cost $34,450,512)
Banco de Credito del Peru, 4.850%, 10/30/2020	PEN	990,000	281,256	0.02
Fondo MIVIVIENDA S.A., 7.000%, 02/14/2024	PEN	5,140,000	1,628,976	0.12

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Peru (continued)
Peru (Rep of), 7.350%, 07/21/2025		3,684,000	$4,779,990	0.35
Peru (Rep of), 6.950%, 08/12/2031	PEN	13,985,000	5,009,834	0.36
Peru (Rep of), 8.750%, 11/21/2033		5,370,000	9,377,362	0.68
Peru (Rep of), 5.400%, 08/12/2034[3]	PEN	10,341,000	3,191,399	0.23
Peru (Rep of), 5.350%, 08/12/2040[3]	PEN	6,968,000	2,048,163	0.15
Peru (Rep of), 5.625%, 11/18/2050		6,083,000	10,371,515	0.75
Petroleos del Peru S.A., 5.625%, 06/19/2047		1,918,000	2,421,475	0.17
			39,109,970	2.83
Philippines (Cost $22,348,839)
Philippines (Rep of), 4.950%, 01/15/2021	PHP	11,000,000	225,216	0.01
Philippines (Rep of), 3.900%, 11/26/2022	PHP	35,000,000	723,254	0.05
Philippines (Rep of), 10.625%, 03/16/2025		1,630,000	2,333,002	0.17
Philippines (Rep of), 9.500%, 02/02/2030		3,152,000	5,284,292	0.38
Philippines (Rep of), 7.750%, 01/14/2031		3,360,000	5,224,954	0.38
Philippines (Rep of), 6.375%, 10/23/2034		2,568,000	3,883,657	0.28
Philippines (Rep of), 6.250%, 01/14/2036	PHP	15,000,000	393,024	0.03
Philippines (Rep of), 2.950%, 05/05/2045		1,191,000	1,333,871	0.10
Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/2024		4,106,000	5,114,703	0.37
			24,515,973	1.77
Poland (Cost $1,647,597)
Poland (Rep of), 2.750%, 10/25/2029	PLN	6,102,000	1,849,906	0.13
			1,849,906	0.13
Qatar (Cost $18,945,013)
Qatar (Rep of), 3.250%, 06/02/2026		4,437,000	4,923,757	0.36
Qatar (Rep of), 5.103%, 04/23/2048		4,700,000	6,900,164	0.50
Qatar (Rep of), 4.817%, 03/14/2049		8,080,000	11,534,943	0.83
			23,358,864	1.69
Romania (Cost $21,897,343)
Romania (Rep of), 6.750%, 02/07/2022		2,700,000	2,916,000	0.21
Romania (Rep of), 4.375%, 08/22/2023		4,432,000	4,770,117	0.34
Romania (Rep of), 5.800%, 07/26/2027	RON	17,790,000	4,856,494	0.35
Romania (Rep of), 3.624%, 05/26/2030[3]	EUR	1,350,000	1,758,008	0.13
Romania (Rep of), 3.000%, 02/14/2031[3]		800,000	814,000	0.06
Romania (Rep of), 6.125%, 01/22/2044		658,000	898,170	0.06
Romania (Rep of), 3.375%, 01/28/2050	EUR	3,651,000	4,396,418	0.32
Romania (Rep of), 4.000%, 02/14/2051[3]		3,000,000	3,143,544	0.23
			23,552,751	1.70
Russian Federation (Cost $44,364,471)
CEDC Finance Corp. International, Inc., 10.000%, 12/31/2022[3]		1,071,532	664,350	0.05
Russian Federal Bond - OFZ, 7.400%, 12/07/2022	RUB	74,448,000	1,068,181	0.08
Russian Federal Bond - OFZ, 7.400%, 07/17/2024	RUB	162,465,000	2,388,402	0.17

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Russian Federation (continued)
Russian Federal Bond - OFZ, 7.150%, 11/12/2025	RUB	126,858,000	$1,867,814	0.13
Russian Federal Bond - OFZ, 7.750%, 09/16/2026	RUB	324,001,000	4,922,004	0.36
Russian Federal Bond - OFZ, 7.950%, 10/07/2026	RUB	81,233,000	1,252,315	0.09
Russian Federal Bond - OFZ, 7.050%, 01/19/2028	RUB	259,680,000	3,812,419	0.28
Russian Federal Bond - OFZ, 6.900%, 05/23/2029	RUB	164,990,000	2,395,267	0.17
Russian Federal Bond - OFZ, 8.500%, 09/17/2031	RUB	280,759,000	4,576,841	0.33
Russian Federal Bond - OFZ, 7.700%, 03/23/2033	RUB	300,544,000	4,632,637	0.33
Russian Federal Bond - OFZ, 7.250%, 05/10/2034	RUB	44,033,000	657,772	0.05
Russian Foreign Bond - Eurobond, 4.250%, 06/23/2027		1,800,000	2,028,564	0.15
Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029		3,200,000	3,668,000	0.27
Russian Foreign Bond - Eurobond, 5.250%, 06/23/2047		5,800,000	7,914,680	0.57
SCF Capital Designated Activity Co., 5.375%, 06/16/2023		3,253,000	3,484,171	0.25
			45,333,417	3.28
Saudi Arabia (Cost $15,575,957)
Saudi (Rep of), 5.000%, 04/17/2049		4,476,000	6,126,077	0.44
Saudi (Rep of), 5.250%, 01/16/2050		5,510,000	7,811,527	0.57
Saudi (Rep of), 3.750%, 01/21/2055		3,217,000	3,705,502	0.27
Saudi (Rep of), 4.500%, 04/22/2060[3]		1,592,000	2,083,638	0.15
			19,726,744	1.43
South Africa (Cost $52,618,978)
Eskom Holdings SOC Ltd., 7.125%, 02/11/2025		3,551,000	3,383,748	0.25
Eskom Holdings SOC Ltd., 8.450%, 08/10/2028		1,360,000	1,321,240	0.10
South Africa (Rep of), 5.875%, 05/30/2022		1,442,000	1,521,310	0.11
South Africa (Rep of), 10.500%, 12/21/2026	ZAR	25,971,000	1,738,110	0.13
South Africa (Rep of), 4.300%, 10/12/2028		5,049,000	4,743,031	0.34
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	82,546,000	4,457,795	0.32
South Africa (Rep of), 5.875%, 06/22/2030		1,157,000	1,190,893	0.09
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	6,356,000	305,794	0.02
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	216,040,000	10,985,516	0.79
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	31,743,140	1,588,201	0.12
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	38,094,480	1,815,273	0.13
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	33,638,980	1,530,693	0.11
South Africa (Rep of), 5.000%, 10/12/2046		1,067,000	888,990	0.06
South Africa (Rep of), 5.650%, 09/27/2047		3,588,000	3,197,109	0.23
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	91,472,690	4,141,857	0.30
South Africa (Rep of), 5.750%, 09/30/2049		2,180,000	1,936,320	0.14
			44,745,880	3.24
Sri Lanka (Cost $9,945,361)
Sri Lanka (Rep of), 6.825%, 07/18/2026		1,251,000	932,012	0.07
Sri Lanka (Rep of), 6.200%, 05/11/2027		2,550,000	1,861,508	0.13
Sri Lanka (Rep of), 6.750%, 04/18/2028		600,000	438,000	0.03
Sri Lanka (Rep of), 7.850%, 03/14/2029		3,128,000	2,346,000	0.17

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Sri Lanka (continued)
Sri Lanka (Rep of), 7.550%, 03/28/2030		2,648,000	$1,946,282	0.14
			7,523,802	0.54
Suriname (Cost $2,081,708)
Suriname (Rep of), 9.250%, 10/26/2026		2,141,000	1,117,495	0.08
			1,117,495	0.08
Thailand (Cost $5,764,271)
Thailand (Rep of), 3.400%, 06/17/2036	THB	58,477,000	2,328,960	0.17
Thailand (Rep of), 3.300%, 06/17/2038	THB	79,504,000	3,129,278	0.23
Thailand (Rep of), 2.875%, 06/17/2046	THB	4,854,000	181,403	0.01
Thailand (Rep of), 3.600%, 06/17/2067	THB	42,050,000	1,803,989	0.13
			7,443,630	0.54
Turkey (Cost $43,327,140)
Turkey (Rep of), 5.625%, 03/30/2021		770,000	771,925	0.06
Turkey (Rep of), 3.000%, 02/23/2022	TRY	2,379,300	809,645	0.06
Turkey (Rep of), 10.700%, 08/17/2022	TRY	14,170,000	1,989,273	0.14
Turkey (Rep of), 3.250%, 03/23/2023		1,500,000	1,387,500	0.10
Turkey (Rep of), 7.250%, 12/23/2023		1,238,000	1,243,794	0.09
Turkey (Rep of), 5.750%, 03/22/2024		2,370,000	2,268,469	0.16
Turkey (Rep of), 6.350%, 08/10/2024		3,510,000	3,425,535	0.25
Turkey (Rep of), 5.600%, 11/14/2024		5,436,000	5,172,082	0.37
Turkey (Rep of), 7.375%, 02/05/2025		2,394,000	2,431,347	0.18
Turkey (Rep of), 8.000%, 03/12/2025	TRY	1,610,000	197,112	0.01
Turkey (Rep of), 4.250%, 03/13/2025		3,301,000	2,971,230	0.21
Turkey (Rep of), 10.600%, 02/11/2026	TRY	9,170,000	1,225,782	0.09
Turkey (Rep of), 11.000%, 02/24/2027	TRY	1,994,000	263,507	0.02
Turkey (Rep of), 6.000%, 03/25/2027		2,608,000	2,450,216	0.18
Turkey (Rep of), 10.500%, 08/11/2027	TRY	5,956,000	764,180	0.05
Turkey (Rep of), 6.125%, 10/24/2028		2,340,000	2,178,091	0.16
Turkey (Rep of), 6.875%, 03/17/2036		840,000	776,899	0.06
Turkey (Rep of), 6.750%, 05/30/2040		1,385,000	1,243,176	0.09
Turkey (Rep of), 6.000%, 01/14/2041		965,000	803,363	0.06
Turkey (Rep of), 4.875%, 04/16/2043		4,412,000	3,333,354	0.24
Turkey (Rep of), 5.750%, 05/11/2047		4,535,000	3,588,818	0.26
			39,295,298	2.84
Ukraine (Cost $51,566,405)
DTEK Finance PLC, 10.750%, (100% Cash), 12/31/2024[5,6]		5,040,000	3,108,168	0.22
Metinvest B.V., 7.750%, 04/23/2023		4,385,000	4,311,946	0.31
Metinvest B.V., 8.500%, 04/23/2026		3,055,000	2,988,584	0.22
Metinvest B.V., 7.750%, 10/17/2029		1,610,000	1,484,420	0.11
Ukraine (Rep of), 16.000%, 08/11/2021[3]	UAH	9,165,000	344,444	0.03
Ukraine (Rep of), 17.250%, 01/05/2022[3]	UAH	5,208,000	200,829	0.01
Ukraine (Rep of), 17.000%, 05/11/2022[3]	UAH	8,814,000	339,775	0.02
Ukraine (Rep of), 7.750%, 09/01/2023		3,190,000	3,309,306	0.24

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Ukraine (continued)
Ukraine (Rep of), 8.994%, 02/01/2024		1,921,000	$2,066,804	0.15
Ukraine (Rep of), 7.750%, 09/01/2024		1,450,000	1,499,010	0.11
Ukraine (Rep of), 15.840%, 02/26/2025[3]	UAH	35,105,000	1,386,945	0.10
Ukraine (Rep of), 7.750%, 09/01/2025		5,863,000	6,046,395	0.44
Ukraine (Rep of), 7.750%, 09/01/2026		3,625,000	3,706,780	0.27
Ukraine (Rep of), 7.750%, 09/01/2027		3,191,000	3,258,809	0.24
Ukraine (Rep of), 9.750%, 11/01/2028		1,394,000	1,553,752	0.11
Ukraine (Rep of), 7.375%, 09/25/2032		11,911,000	11,684,929	0.84
Ukraine (Rep of), 7.253%, 03/15/2033[3]		2,583,000	2,492,595	0.18
Ukraine Railways Via Shortline PLC, 9.875%, 09/15/2021		471,000	475,710	0.03
Ukreximbank Via Biz Finance PLC, 9.750%, 01/22/2025		1,850,000	1,899,950	0.14
			52,159,151	3.77
United Arab Emirates (Cost $7,530,288)
Abu Dhabi (Gov’t of), 3.125%, 09/30/2049		3,260,000	3,649,896	0.27
Abu Dhabi (Gov’t of), 3.875%, 04/16/2050[3]		3,753,000	4,752,199	0.34
			8,402,095	0.61
Uruguay (Cost $26,188,198)
Uruguay (Rep of), 9.875%, 06/20/2022	UYU	20,413,000	488,263	0.04
Uruguay (Rep of), 8.500%, 03/15/2028	UYU	46,011,000	1,059,514	0.08
Uruguay (Rep of), 4.375%, 12/15/2028	UYU	8,870,757	454,896	0.03
Uruguay (Rep of), 7.875%, 01/15/2033		2,956,000	4,681,565	0.34
Uruguay (Rep of), 7.625%, 03/21/2036		2,324,000	3,706,780	0.27
Uruguay (Rep of), 3.875%, 07/02/2040	UYU	136,436,000	3,464,888	0.25
Uruguay (Rep of), 4.125%, 11/20/2045		1,964,235	2,425,830	0.18
Uruguay (Rep of), 5.100%, 06/18/2050		1,686,000	2,358,293	0.17
Uruguay (Rep of), 4.975%, 04/20/2055		4,980,974	6,917,328	0.50
Uruguay Monetary Regulation Bill, 0.000%, 12/18/2020[2]	UYU	1,910,000	43,789	—
Uruguay Monetary Regulation Bill, 0.000%, 02/05/2021[2]	UYU	4,775,000	108,121	0.01
Uruguay Monetary Regulation Bill, 0.000%, 02/19/2021[2]	UYU	11,867,000	267,755	0.02
Uruguay Monetary Regulation Bill, 0.000%, 03/10/2021[2]	UYU	25,359,000	569,387	0.04
Uruguay Monetary Regulation Bill, 0.000%, 03/19/2021[2]	UYU	13,540,000	303,166	0.02
Uruguay Monetary Regulation Bill, 0.000%, 05/07/2021[2]	UYU	31,903,000	705,237	0.05
Uruguay Monetary Regulation Bill, 0.000%, 06/09/2021[2]	UYU	26,553,000	582,195	0.04
Uruguay Monetary Regulation Bill, 0.000%, 06/18/2021[2]	UYU	55,877,000	1,222,298	0.09
Uruguay Monetary Regulation Bill, 0.000%, 07/21/2021[2]	UYU	10,516,000	228,065	0.02
Uruguay Monetary Regulation Bill, 0.000%, 08/06/2021[2,10]	UYU	14,459,000	313,077	0.02
Uruguay Monetary Regulation Bill, 0.000%, 12/08/2021[2]	UYU	22,722,000	475,801	0.03
			30,376,248	2.20
Venezuela (Cost $49,980,027)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020		28,100,000	2,810,000	0.20
Petroleos de Venezuela S.A., 9.000%, 11/17/2021[6]		3,789,076	94,727	0.01
Petroleos de Venezuela S.A., 12.750%, 02/17/2022[6]		1,695,000	42,375	—
Petroleos de Venezuela S.A., 5.375%, 04/12/2027[6]		1,590,000	39,750	—

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Venezuela (continued)
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[6]		5,253,147	$131,329	0.01
Venezuela (Rep of), 7.750%, 10/13/2019[6,7]		1,638,000	112,203	0.01
Venezuela (Rep of), 12.750%, 08/23/2022[6]		3,246,000	223,325	0.02
Venezuela (Rep of), 9.000%, 05/07/2023[6]		1,407,000	96,380	0.01
Venezuela (Rep of), 8.250%, 10/13/2024[6]		3,213,200	220,104	0.01
Venezuela (Rep of), 11.750%, 10/21/2026[6]		12,976,000	888,856	0.06
Venezuela (Rep of), 9.250%, 09/15/2027[6]		3,647,000	249,819	0.02
Venezuela (Rep of), 9.250%, 05/07/2028[6]		2,317,000	158,714	0.01
Venezuela (Rep of), 11.950%, 08/05/2031[6]		21,478,800	1,471,298	0.11
			6,538,880	0.47
Vietnam (Cost $3,627,241)
Vietnam (Rep of), 4.800%, 11/19/2024		3,511,000	3,879,802	0.28
			3,879,802	0.28
Zambia (Cost $22,436,543)
First Quantum Minerals Ltd., 7.250%, 04/01/2023		4,570,000	4,590,336	0.33
First Quantum Minerals Ltd., 6.500%, 03/01/2024		4,670,000	4,577,581	0.33
First Quantum Minerals Ltd., 7.500%, 04/01/2025		4,600,000	4,646,000	0.34
First Quantum Minerals Ltd., 6.875%, 03/01/2026		4,590,000	4,602,393	0.33
Zambia (Rep of), 8.500%, 04/14/2024		1,230,000	688,308	0.05
Zambia (Rep of), 8.970%, 07/30/2027		4,530,000	2,560,175	0.19
			21,664,793	1.57
Total Debt Securities (Cost $1,396,360,421)			1,277,048,805	92.34
Bank Loans
Brazil (Cost $6,459,375)
Samarco Mineracao S.A., 3.887%, 12/31/2049[10]		13,250,000	5,565,000	0.40
			5,565,000	0.40
Total Bank Loans (Cost $6,459,375)			5,565,000	0.40
Credit Linked Notes
Indonesia (Cost $4,464,467)
Indonesia (Rep of), Issued by Standard Chartered, 12.800%, 06/17/2021[3]	IDR	1,840,000,000	135,292	0.01
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/19/2024[3]	IDR	6,958,000,000	517,661	0.04
Indonesia (Rep of), Issued by Standard Chartered, 8.125%, 05/17/2024[3]	IDR	5,702,000,000	421,464	0.03
Indonesia (Rep of), Issued by Standard Chartered, 11.000%, 09/17/2025[3]	IDR	3,602,000,000	298,267	0.02
Indonesia (Rep of), Issued by Standard Chartered, 7.000%, 05/24/2027[3]	IDR	10,298,000,000	721,994	0.05
Indonesia (Rep of), Issued by Standard Chartered, 9.000%, 03/20/2029[3]	IDR	11,300,000,000	876,299	0.07

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Indonesia (continued)
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/19/2030[3]	IDR	8,356,000,000	$712,177	0.05
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/17/2034[3]	IDR	13,035,000,000	972,268	0.07
			4,655,422	0.34
Total Credit Linked Notes (Cost $4,464,467)			4,655,422	0.34

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
Niger (Cost $265,038)
Savannah Energy PLC *	GBP	682,262	$70,336	—
			70,336	—
Russian Federation (Cost $130,309)
Roust Corp. *,10		8,407	16,814	—
			16,814	—
Total Equity Securities (Cost $395,347)			87,150	—
Total Investments in Securities (Cost $1,407,679,610)			1,287,356,377	93.08
Total Investments (Total Cost $1,407,679,610)			1,287,356,377	93.08
Other Assets Less Liabilities			95,672,028	6.92
Net Assets			$1,383,028,405	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Zero coupon bond.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[4]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[5]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[6]	Issuer has defaulted on terms of debt obligation.
[7]	Maturity has been extended under the terms of a plan of reorganization.
[8]	Security has been deemed worthless and is a Level 3 investment.
[9]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[10]	Security is a Level 3 investment.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
At July 31, 2020, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/04/2020	Credit Suisse	Brazilian Real	11,519,079	United States Dollar	2,145,000	$62,777
08/04/2020	Deutsche Bank	Brazilian Real	12,494,898	United States Dollar	2,340,000	54,805
08/11/2020	Barclays	United States Dollar	557,000	Turkish Lira	3,857,782	10,527
08/11/2020	Standard Chartered	United States Dollar	566,000	Turkish Lira	3,934,832	8,613
08/14/2020	Merrill Lynch	United States Dollar	426,000	Ukraine Hryvnia	11,627,865	8,054
08/31/2020	JP Morgan	Czech Koruna	53,168,012	United States Dollar	2,263,721	122,950
08/31/2020	BNP Paribas	Korean Won	31,716,496,826	United States Dollar	26,482,298	58,955
08/31/2020	Citibank	Korean Won	4,067,927,000	United States Dollar	3,370,000	34,155
08/31/2020	Morgan Stanley	Korean Won	4,471,499,876	United States Dollar	3,737,000	4,876
08/31/2020	Standard Chartered	Korean Won	8,375,869,980	United States Dollar	6,988,000	21,163
08/31/2020	Barclays	Polish Zloty	39,905,469	United States Dollar	10,185,109	471,945
08/31/2020	ANZ	Singapore Dollar	26,394,671	United States Dollar	19,021,815	189,296
08/31/2020	Merrill Lynch	South African Rand	38,587,242	United States Dollar	2,221,670	27,855
08/31/2020	ANZ	Taiwan Dollar	445,336,716	United States Dollar	15,129,496	83,415
08/31/2020	Barclays	United States Dollar	3,187,000	Russian Ruble	231,101,799	86,541
08/31/2020	HSBC Bank	United States Dollar	1,589,000	Russian Ruble	114,801,278	48,828
08/31/2020	Deutsche Bank	United States Dollar	1,122,037	South African Rand	18,430,367	47,600
08/31/2020	Barclays	United States Dollar	801,000	Turkish Lira	5,665,393	12,055
08/31/2020	BNP Paribas	United States Dollar	698,000	Turkish Lira	4,928,578	11,662
08/31/2020	JP Morgan	United States Dollar	4,178,000	Turkish Lira	29,425,867	80,247
09/02/2020	HSBC Bank	United States Dollar	5,000,959	Brazilian Real	25,831,704	56,283
09/02/2020	JP Morgan	United States Dollar	219,000	Turkish Lira	1,530,482	6,095
09/29/2020	Barclays	United States Dollar	556,000	Turkish Lira	3,966,504	12,108
09/29/2020	JP Morgan	United States Dollar	329,000	Turkish Lira	2,347,086	7,165
09/29/2020	Standard Chartered	United States Dollar	564,000	Turkish Lira	3,979,584	18,315
09/30/2020	HSBC Bank	Chinese Offshore Yuan	245,239,709	United States Dollar	34,912,549	30,347
09/30/2020	JP Morgan	Czech Koruna	226,940,890	United States Dollar	9,849,865	339,254
09/30/2020	BNP Paribas	Hungarian Forint	2,890,059,327	United States Dollar	9,403,705	477,469
09/30/2020	HSBC Bank	Indian Rupee	1,330,029,575	United States Dollar	17,490,953	138,637
09/30/2020	Morgan Stanley	Israeli Shekel	11,604,428	United States Dollar	3,377,014	35,079
09/30/2020	Deutsche Bank	Malaysian Ringgit	3,303,105	United States Dollar	770,403	6,682
09/30/2020	Merrill Lynch	Philippine Peso	194,782,909	United States Dollar	3,884,393	67,004
09/30/2020	BNP Paribas	Polish Zloty	29,585,388	United States Dollar	7,667,568	235,185
09/30/2020	HSBC Bank	Polish Zloty	29,585,388	United States Dollar	7,750,953	151,800
09/30/2020	BNP Paribas	Romanian Leu	29,992,507	United States Dollar	7,050,093	232,604
09/30/2020	Merrill Lynch	South African Rand	23,739,070	United States Dollar	1,372,220	7,128
09/30/2020	JP Morgan	Thai Baht	91,111,000	United States Dollar	2,917,419	3,971
09/30/2020	Merrill Lynch	Thai Baht	92,313,000	United States Dollar	2,957,565	2,366
09/30/2020	Standard Chartered	Thai Baht	85,714,203	United States Dollar	2,701,191	47,155
09/30/2020	Merrill Lynch	United States Dollar	4,156,840	Russian Ruble	302,744,301	108,199

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
10/30/2020	BNP Paribas	Chilean Peso	2,827,961,438	United States Dollar	3,692,338	$46,273
10/30/2020	Santander	Mexican Peso	1,110,094,761	United States Dollar	49,084,487	221,205
10/30/2020	BNP Paribas	United States Dollar	1,201,390	Peruvian Nuevo Sol	4,237,664	3,827
11/06/2020	HSBC Bank	United States Dollar	1,059,355	Turkish Lira	7,792,614	9,010
11/30/2020	BNP Paribas	Polish Zloty	10,690,735	United States Dollar	2,669,480	187,453
11/30/2020	Merrill Lynch	Polish Zloty	15,567,269	United States Dollar	3,932,966	227,145
Subtotal Appreciation						4,124,078
08/04/2020	HSBC Bank	United States Dollar	9,443,421	Brazilian Real	49,845,681	(110,132)
08/11/2020	HSBC Bank	Turkish Lira	7,792,614	United States Dollar	1,109,111	(5,251)
08/19/2020	HSBC Bank	United States Dollar	13,941,905	Euro	12,336,261	(595,610)
08/31/2020	HSBC Bank	Indonesian Rupiah	79,928,682,395	United States Dollar	5,443,991	(40,733)
08/31/2020	BNP Paribas	Korean Won	2,026,656,500	United States Dollar	1,702,000	(6,037)
08/31/2020	Barclays	Russian Ruble	599,057,451	United States Dollar	8,569,961	(533,015)
08/31/2020	Morgan Stanley	Thai Baht	413,294,540	United States Dollar	13,262,560	(10,015)
08/31/2020	Morgan Stanley	Turkish Lira	45,031,843	United States Dollar	6,464,984	(193,991)
08/31/2020	BNP Paribas	United States Dollar	1,211,639	South African Rand	21,083,000	(17,439)
08/31/2020	HSBC Bank	United States Dollar	2,034,900	South African Rand	35,685,838	(45,482)
09/30/2020	Merrill Lynch	Chinese Offshore Yuan	21,547,008	United States Dollar	3,072,000	(1,882)
09/30/2020	HSBC Bank	Russian Ruble	1,022,767,472	United States Dollar	14,303,840	(626,232)
09/30/2020	Standard Chartered	Thai Baht	103,606,000	United States Dollar	3,323,006	(975)
09/30/2020	Deutsche Bank	United States Dollar	2,499,974	Malaysian Ringgit	10,706,140	(18,742)
09/30/2020	Standard Chartered	United States Dollar	2,032,962	South African Rand	35,686,000	(40,558)
10/30/2020	Merrill Lynch	Colombian Peso	6,017,319,866	United States Dollar	1,631,329	(30,246)
10/30/2020	Credit Suisse	United States Dollar	2,200,000	Chilean Peso	1,665,136,000	(1,336)
Subtotal Depreciation						(2,277,676)
Total						$1,846,402

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
At July 31, 2020, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.580% (Receive Quarterly)	CNY	39,814,000	3/18/2025	$4,991	$(6,386)	JP Morgan
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.582% (Receive Quarterly)	CNY	20,884,000	3/18/2025	2,832	(3,349)	HSBC Bank
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.575% (Receive Quarterly)	CNY	41,598,000	3/18/2025	3,879	(6,676)	JP Morgan
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.325% (Receive Quarterly)	CNY	93,220,000	9/16/2025	(175,462)	(18,909)	Merrill Lynch
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.535% (Receive Quarterly)	CNY	19,040,000	9/16/2025	(9,057)	(3,780)	Merrill Lynch
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	5.503% (Receive Lunar)	MXN	206,660,000	6/11/2025	279,239	(22,786)	Merrill Lynch
WIBOR Poland 6 Month Rate (Pay Semiannually)	2.400% (Receive Annually)	PLN	13,970,000	3/26/2023	221,978	636	Merrill Lynch
					$328,400	$(61,250)
**Includes cumulative appreciation/depreciation on centrally cleared swap agreements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$293,682,894	$—	$293,682,894
Corporate Convertible Bonds	—	3,753,824	—	3,753,824
Government Agencies	—	38,391,394	—	38,391,394
Government Bonds	—	925,992,715	313,077	926,305,792
Index Linked Government Bonds	—	10,374,902	—	10,374,902
Municipal Bonds	—	844,445	—	844,445
Short Term Bills and Notes	—	3,695,554	—	3,695,554
Total Debt Securities	—	1,276,735,728	313,077	1,277,048,805
Bank Loans
Brazil	—	—	5,565,000	5,565,000
Credit Linked Notes
Indonesia	—	4,655,422	—	4,655,422
Equity Securities
Common Stock
Niger	—	70,336	—	70,336
Russian Federation	—	—	16,814	16,814
Total Common Stock	—	70,336	16,814	87,150
Total Investments	$—	$1,281,461,486	$5,894,891	$1,287,356,377

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$4,124,078	$—	$4,124,078
Centrally Cleared Swap Contracts†	—	512,919	—	512,919
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(2,277,676)	—	(2,277,676)
Centrally Cleared Swap Contracts†	—	(184,519)	—	(184,519)
Total Other Financial Instruments	$—	$2,174,802	$—	$2,174,802

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
† Includes cumulative appreciation/depreciation on centrally cleared swap agreements.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending July 31, 2020:
Category and Subcategory	Beginning Balance at 10/31/2019	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 07/31/2020	Change in Unrealized Appreciation (Depreciation) from Investments still held 07/31/2020
Investments, at value
Bank Loans
Brazil	$—	$—	$6,459,375	$—	$—	$(894,375)	$—	$—	$5,565,000	$(894,375)
United Arab Emirates	19,279,489	388,637	37,167,736	(59,712,188)	2,918,214	(41,888)	—	—	—	—
Common Stock
Russian Federation	25,221	—	—	—	—	(8,407)	—	—	16,814	(8,407)
Government Bonds
Uruguay	—	—	314,481	—	—	(1,405)	—	—	313,077	(1,405)
Total	$19,304,710	$388,637	$43,941,592	$(59,712,188)	$2,918,214	$(946,075)	$—	$—	$5,894,891	$(904,187)
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2020:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 07/31/2020	Valuation Technique	Unobservable Input
Bank Loans	$5,565,000	Broker Quote	Inputs to broker model
Common Stock	16,814	Broker Quote	Inputs to broker model
Government Bonds	313,077	Broker Quote	Inputs to broker model
Total	$5,894,891

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Argentina (Cost $795,359)
Argentina Treasury Bills, 0.000%, 10/29/2020[2]	ARS	8,506,833	$96,307	0.28
Bonos del Tesoro Nacional en Pesos Badlar, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.000%), 31.494%, 04/03/2022	ARS	3,021,979	24,022	0.07
Ciudad Autonoma De Buenos Aires, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.250%), 32.751%, 03/29/2024	ARS	5,013,699	38,051	0.11
Provincia de Buenos Aires, 33.223%, 04/12/2025[3]	ARS	6,760,000	49,958	0.14
			208,338	0.60
Brazil (Cost $7,094,593)
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2021[2]	BRL	1,832,000	344,172	1.00
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2022[2]	BRL	2,004,000	369,599	1.07
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2022[2]	BRL	2,479,000	446,543	1.29
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2023[2]	BRL	2,670,000	452,826	1.31
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2023	BRL	5,096,000	1,112,323	3.23
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2025	BRL	4,376,000	995,660	2.89
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	5,269,000	1,220,552	3.54
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	3,390,000	799,491	2.32
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2031	BRL	440,000	104,908	0.30
			5,846,074	16.95
Chile (Cost $1,613,995)
Bonos de la Tesoreria de la Republica, 1.500%, 03/01/2026	CLP	7,500	313,948	0.91
Bonos de la Tesoreria de la Republica, 1.900%, 09/01/2030	CLP	1,000	45,753	0.13
Bonos de la Tesoreria de la Republica, 2.000%, 03/01/2035	CLP	1,000	47,899	0.14
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2021	CLP	495,000,000	670,085	1.94
Bonos de la Tesoreria de la Republica en pesos, 4.700%, 09/01/2030[3]	CLP	85,000,000	134,294	0.39
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	CLP	225,000,000	371,277	1.08
			1,583,256	4.59
China (Cost $1,128,472)
China (Rep of), 1.990%, 04/09/2025	CNY	5,050,000	702,116	2.04
China (Rep of), 2.850%, 06/04/2027	CNY	2,300,000	326,983	0.95
China (Rep of), 3.390%, 03/16/2050	CNY	800,000	108,257	0.31
			1,137,356	3.30
Colombia (Cost $1,642,380)
Colombian TES, 7.500%, 08/26/2026	COP	1,356,600,000	420,265	1.22

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Colombia (continued)
Colombian TES, 3.300%, 03/17/2027	COP	3,771,000	$298,228	0.86
Colombian TES, 5.750%, 11/03/2027	COP	152,000,000	42,279	0.12
Colombian TES, 6.000%, 04/28/2028	COP	135,800,000	38,085	0.11
Colombian TES, 7.750%, 09/18/2030	COP	716,200,000	218,002	0.63
Colombian TES, 7.000%, 06/30/2032	COP	401,200,000	112,657	0.33
Colombian TES, 3.000%, 03/25/2033	COP	735,000	52,377	0.15
Colombian TES, 7.250%, 10/18/2034	COP	1,322,600,000	374,773	1.09
			1,556,666	4.51
Czech Republic (Cost $386,652)
Czech (Rep of), 0.950%, 05/15/2030	CZK	1,440,000	64,903	0.19
Czech (Rep of), 2.000%, 10/13/2033	CZK	6,390,000	322,502	0.93
Czech (Rep of), 4.200%, 12/04/2036	CZK	620,000	40,191	0.12
			427,596	1.24
Dominican Republic (Cost $159,333)
Dominican (Rep of), 9.750%, 06/05/2026	DOP	8,050,000	133,651	0.39
			133,651	0.39
Hungary (Cost $1,096,579)
Hungary (Rep of), 3.000%, 06/26/2024	HUF	64,730,000	237,387	0.69
Hungary (Rep of), 5.500%, 06/24/2025	HUF	125,030,000	515,015	1.49
Hungary (Rep of), 3.000%, 10/27/2027	HUF	24,500,000	91,476	0.26
Hungary (Rep of), 6.750%, 10/22/2028	HUF	22,820,000	107,159	0.31
Hungary (Rep of), 3.000%, 08/21/2030	HUF	49,840,000	184,750	0.54
			1,135,787	3.29
Indonesia (Cost $2,510,244)
Indonesia (Rep of), 8.250%, 07/15/2021	IDR	1,628,000,000	115,672	0.34
Indonesia (Rep of), 6.500%, 06/15/2025	IDR	3,134,000,000	219,986	0.64
Indonesia (Rep of), 8.375%, 09/15/2026	IDR	2,840,000,000	214,399	0.62
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	661,000,000	46,343	0.13
Indonesia (Rep of), 6.125%, 05/15/2028	IDR	5,281,000,000	348,269	1.01
Indonesia (Rep of), 9.000%, 03/15/2029	IDR	300,000,000	23,265	0.07
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	815,000,000	60,999	0.18
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	4,779,000,000	332,561	0.96
Indonesia (Rep of), 7.750%, 04/15/2031	IDR	1,098,000,000	80,188	0.23
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	2,679,000,000	205,373	0.60
Indonesia (Rep of), 6.625%, 05/15/2033	IDR	4,795,000,000	312,070	0.90
Indonesia (Rep of), 7.500%, 06/15/2035	IDR	1,683,000,000	118,017	0.34
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	2,647,000,000	195,391	0.57
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	2,141,000,000	160,558	0.47
JPMorgan Chase Bank N.A., 7.500%, 08/17/2032[3]	IDR	2,690,000,000	187,721	0.54
			2,620,812	7.60
Malaysia (Cost $1,585,376)
Malaysia (Rep of), 3.478%, 06/14/2024	MYR	159,000	39,506	0.12

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Malaysia (continued)
Malaysia (Rep of), 4.181%, 07/15/2024	MYR	209,000	$53,268	0.15
Malaysia (Rep of), 3.955%, 09/15/2025	MYR	1,164,000	298,690	0.87
Malaysia (Rep of), 3.906%, 07/15/2026	MYR	492,000	126,994	0.37
Malaysia (Rep of), 3.900%, 11/30/2026	MYR	321,000	83,120	0.24
Malaysia (Rep of), 3.899%, 11/16/2027	MYR	238,000	62,076	0.18
Malaysia (Rep of), 3.733%, 06/15/2028	MYR	382,000	98,649	0.29
Malaysia (Rep of), 3.885%, 08/15/2029	MYR	466,000	121,536	0.35
Malaysia (Rep of), 4.498%, 04/15/2030	MYR	195,000	53,367	0.16
Malaysia (Rep of), 4.232%, 06/30/2031	MYR	210,000	56,377	0.16
Malaysia (Rep of), 3.844%, 04/15/2033	MYR	350,000	90,181	0.26
Malaysia (Rep of), 4.642%, 11/07/2033	MYR	447,000	123,859	0.36
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	883,000	228,253	0.66
Malaysia (Rep of), 4.935%, 09/30/2043	MYR	52,000	14,648	0.04
Malaysia (Rep of), 4.921%, 07/06/2048	MYR	123,000	35,022	0.10
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	768,000	197,863	0.57
			1,683,409	4.88
Mexico (Cost $1,622,454)
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	2,120,000	92,081	0.27
Mexican Bonos, 8.500%, 05/31/2029	MXN	1,160,000	62,211	0.18
Mexican Bonos, 7.750%, 11/23/2034	MXN	2,910,000	149,900	0.44
Mexican Bonos, 8.500%, 11/18/2038	MXN	4,160,000	225,606	0.65
Mexican Bonos, 7.750%, 11/13/2042	MXN	17,000,000	851,260	2.47
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	4,600,000	179,343	0.52
Petroleos Mexicanos, 7.470%, 11/12/2026	MXN	210,000	7,478	0.02
			1,567,879	4.55
Peru (Cost $1,357,020)
Fondo MIVIVIENDA S.A., 7.000%, 02/14/2024	PEN	625,000	198,076	0.57
Peru (Rep of), 5.940%, 02/12/2029[3]	PEN	281,000	95,388	0.28
Peru (Rep of), 6.950%, 08/12/2031	PEN	1,276,000	457,100	1.33
Peru (Rep of), 6.150%, 08/12/2032[3]	PEN	447,000	150,107	0.43
Peru (Rep of), 5.400%, 08/12/2034[3]	PEN	467,000	144,124	0.42
Peru (Rep of), 6.900%, 08/12/2037	PEN	766,000	268,416	0.78
Peru (Rep of), 5.350%, 08/12/2040[3]	PEN	315,000	92,591	0.27
			1,405,802	4.08
Philippines (Cost $337,629)
Philippines (Rep of), 4.950%, 01/15/2021	PHP	5,000,000	102,371	0.30
Philippines (Rep of), 3.900%, 11/26/2022	PHP	10,000,000	206,644	0.60
			309,015	0.90
Poland (Cost $608,638)
Poland (Rep of), 3.250%, 07/25/2025	PLN	1,030,000	309,574	0.90
Poland (Rep of), 2.750%, 10/25/2029	PLN	1,231,000	373,195	1.08
			682,769	1.98

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Romania (Cost $521,652)
Romania (Rep of), 5.800%, 07/26/2027	RON	1,160,000	$316,669	0.92
Romania (Rep of), 4.150%, 01/26/2028	RON	910,000	226,382	0.66
			543,051	1.58
Russian Federation (Cost $2,690,966)
Russian Federal Bond - OFZ, 7.100%, 10/16/2024	RUB	11,281,000	164,698	0.48
Russian Federal Bond - OFZ, 7.150%, 11/12/2025	RUB	6,490,000	95,557	0.28
Russian Federal Bond - OFZ, 7.750%, 09/16/2026	RUB	38,899,000	590,927	1.71
Russian Federal Bond - OFZ, 7.950%, 10/07/2026	RUB	4,465,000	68,834	0.20
Russian Federal Bond - OFZ, 8.150%, 02/03/2027	RUB	7,433,000	115,571	0.34
Russian Federal Bond - OFZ, 7.050%, 01/19/2028	RUB	7,267,000	106,688	0.31
Russian Federal Bond - OFZ, 6.900%, 05/23/2029	RUB	5,015,000	72,806	0.21
Russian Federal Bond - OFZ, 7.650%, 04/10/2030	RUB	3,173,000	48,331	0.14
Russian Federal Bond - OFZ, 8.500%, 09/17/2031	RUB	25,556,000	416,606	1.21
Russian Federal Bond - OFZ, 7.700%, 03/23/2033	RUB	37,367,000	575,981	1.67
Russian Federal Bond - OFZ, 7.250%, 05/10/2034	RUB	22,476,000	335,750	0.97
			2,591,749	7.52
South Africa (Cost $3,549,996)
South Africa (Rep of), 10.500%, 12/21/2026	ZAR	4,750,000	317,894	0.92
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	9,327,000	503,693	1.46
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	6,137,000	295,258	0.86
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	7,159,000	364,031	1.05
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	2,123,000	106,220	0.31
South Africa (Rep of), 6.250%, 03/31/2036	ZAR	959,000	37,214	0.11
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	3,300,000	154,485	0.45
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	2,142,000	102,070	0.30
South Africa (Rep of), 6.500%, 02/28/2041	ZAR	2,786,000	103,348	0.30
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	6,940,000	315,795	0.92
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	9,944,000	450,262	1.30
			2,750,270	7.98
Thailand (Cost $1,069,875)
Thailand (Rep of), 4.875%, 06/22/2029	THB	1,591,000	66,523	0.19
Thailand (Rep of), 3.775%, 06/25/2032	THB	4,056,000	163,453	0.47
Thailand (Rep of), 1.600%, 06/17/2035	THB	2,827,000	91,601	0.27
Thailand (Rep of), 3.400%, 06/17/2036	THB	8,402,000	334,626	0.97
Thailand (Rep of), 3.300%, 06/17/2038	THB	3,281,000	129,140	0.38
Thailand (Rep of), 2.875%, 06/17/2046	THB	7,388,000	276,102	0.80
Thailand (Rep of), 3.600%, 06/17/2067	THB	4,125,000	176,967	0.51
			1,238,412	3.59
Turkey (Cost $1,043,581)
Turkey (Rep of), 3.000%, 02/23/2022	TRY	245,000	83,370	0.24
Turkey (Rep of), 11.000%, 03/02/2022	TRY	632,000	89,755	0.26
Turkey (Rep of), 8.000%, 03/12/2025	TRY	584,000	71,499	0.21
Turkey (Rep of), 10.600%, 02/11/2026	TRY	1,252,148	167,379	0.49

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Turkey (continued)
Turkey (Rep of), 11.000%, 02/24/2027	TRY	534,000	$70,568	0.20
Turkey (Rep of), 10.500%, 08/11/2027	TRY	1,235,016	158,458	0.46
Turkey (Rep of), 12.400%, 03/08/2028	TRY	130,000	18,267	0.05
			659,296	1.91
Ukraine (Cost $171,392)
Ukraine (Rep of), 17.000%, 05/11/2022[3]	UAH	662,000	25,520	0.07
Ukraine (Rep of), 15.840%, 02/26/2025[3]	UAH	3,490,000	137,884	0.40
			163,404	0.47
Uruguay (Cost $554,821)
Uruguay (Rep of), 9.875%, 06/20/2022	UYU	1,106,000	26,455	0.07
Uruguay (Rep of), 8.500%, 03/15/2028	UYU	1,805,000	41,564	0.12
Uruguay (Rep of), 4.375%, 12/15/2028	UYU	343,754	17,628	0.05
Uruguay (Rep of), 3.875%, 07/02/2040	UYU	5,971,000	151,638	0.44
Uruguay Monetary Regulation Bill, 0.000%, 12/18/2020[2]	UYU	102,000	2,338	0.01
Uruguay Monetary Regulation Bill, 0.000%, 02/05/2021[2]	UYU	255,000	5,774	0.02
Uruguay Monetary Regulation Bill, 0.000%, 02/19/2021[2]	UYU	268,000	6,047	0.02
Uruguay Monetary Regulation Bill, 0.000%, 03/10/2021[2]	UYU	1,321,000	29,660	0.08
Uruguay Monetary Regulation Bill, 0.000%, 03/19/2021[2]	UYU	1,355,000	30,339	0.09
Uruguay Monetary Regulation Bill, 0.000%, 05/07/2021[2]	UYU	3,168,000	70,031	0.20
Uruguay Monetary Regulation Bill, 0.000%, 06/09/2021[2]	UYU	599,000	13,134	0.04
Uruguay Monetary Regulation Bill, 0.000%, 06/18/2021[2]	UYU	5,328,000	116,549	0.34
Uruguay Monetary Regulation Bill, 0.000%, 07/21/2021[2]	UYU	591,000	12,817	0.04
Uruguay Monetary Regulation Bill, 0.000%, 08/06/2021[2,4]	UYU	813,000	17,604	0.05
Uruguay Monetary Regulation Bill, 0.000%, 12/08/2021[2]	UYU	513,000	10,742	0.03
			552,320	1.60
Total Debt Securities (Cost $31,541,007)			28,796,912	83.51
Credit Linked Notes
Indonesia (Cost $1,912,910)
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/19/2024[3]	IDR	2,600,000,000	193,435	0.56
Indonesia (Rep of), Issued by Standard Chartered, 8.125%, 05/17/2024[3]	IDR	9,817,000,000	725,624	2.11
Indonesia (Rep of), Issued by Standard Chartered, 7.000%, 05/24/2027[3]	IDR	6,950,000,000	487,266	1.41
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/19/2030[3]	IDR	1,064,000,000	90,684	0.26
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/17/2034[3]	IDR	4,693,000,000	350,046	1.02

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Indonesia (continued)
Indonesia (Rep of), Issued by Standard Chartered, 8.250%, 05/19/2036[3]	IDR	2,022,000,000	$149,256	0.43
			1,996,311	5.79
Total Credit Linked Notes (Cost $1,912,910)			1,996,311	5.79
Total Investments in Securities (Cost $33,453,917)			30,793,223	89.30
Total Investments (Total Cost $33,453,917)			30,793,223	89.30
Other Assets Less Liabilities			3,688,758	10.70
Net Assets			$34,481,981	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Zero coupon bond.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[4]	Security is a Level 3 investment.
Percentages shown are based on net assets.
At July 31, 2020, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/04/2020	Credit Suisse	Brazilian Real	778,679	United States Dollar	145,000	$4,244
08/04/2020	Deutsche Bank	Brazilian Real	1,014,543	United States Dollar	190,000	4,450
08/11/2020	Barclays	United States Dollar	42,000	Turkish Lira	290,892	794
08/11/2020	Standard Chartered	United States Dollar	42,000	Turkish Lira	291,984	639
08/14/2020	Merrill Lynch	United States Dollar	38,000	Ukraine Hryvnia	1,037,190	720
08/31/2020	JP Morgan	Czech Koruna	2,187,681	United States Dollar	93,144	5,059
08/31/2020	BNP Paribas	Korean Won	101,613,250	United States Dollar	85,000	33
08/31/2020	Citibank	Korean Won	201,585,700	United States Dollar	167,000	1,693
08/31/2020	Morgan Stanley	Korean Won	221,361,380	United States Dollar	185,000	241
08/31/2020	Standard Chartered	Korean Won	417,115,410	United States Dollar	348,000	1,054
08/31/2020	Barclays	Polish Zloty	5,886,487	United States Dollar	1,502,413	69,617
08/31/2020	JP Morgan	Romanian Leu	738,100	United States Dollar	171,146	8,415
08/31/2020	Merrill Lynch	South African Rand	1,926,870	United States Dollar	110,940	1,391
08/31/2020	Merrill Lynch	Thai Baht	2,267,855	United States Dollar	72,144	576
08/31/2020	Deutsche Bank	United States Dollar	417,339	Indonesian Rupiah	6,143,224,930	2,051
08/31/2020	HSBC Bank	United States Dollar	550,334	Indonesian Rupiah	8,080,000,000	4,118
08/31/2020	UBS	United States Dollar	130,000	Polish Zloty	482,776	1,071
08/31/2020	Barclays	United States Dollar	119,000	Russian Ruble	8,629,154	3,231

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/31/2020	HSBC Bank	United States Dollar	59,000	Russian Ruble	4,262,603	$1,813
08/31/2020	Barclays	United States Dollar	43,000	Turkish Lira	304,135	647
08/31/2020	BNP Paribas	United States Dollar	37,000	Turkish Lira	261,257	618
08/31/2020	JP Morgan	United States Dollar	224,000	Turkish Lira	1,577,638	4,303
09/02/2020	HSBC Bank	United States Dollar	1,725,964	Brazilian Real	8,915,210	19,425
09/02/2020	JP Morgan	United States Dollar	16,000	Turkish Lira	111,816	445
09/29/2020	Barclays	United States Dollar	42,000	Turkish Lira	299,628	915
09/29/2020	JP Morgan	United States Dollar	25,000	Turkish Lira	178,350	544
09/29/2020	Standard Chartered	United States Dollar	42,000	Turkish Lira	296,352	1,364
09/30/2020	JP Morgan	Czech Koruna	27,380,815	United States Dollar	1,188,403	40,932
09/30/2020	BNP Paribas	Hungarian Forint	69,736,515	United States Dollar	226,909	11,521
09/30/2020	Deutsche Bank	Malaysian Ringgit	2,576,500	United States Dollar	601,012	5,133
09/30/2020	BNP Paribas	Polish Zloty	551,061	United States Dollar	142,817	4,381
09/30/2020	HSBC Bank	Polish Zloty	551,061	United States Dollar	144,370	2,827
09/30/2020	BNP Paribas	Romanian Leu	1,379,841	United States Dollar	324,348	10,701
09/30/2020	Merrill Lynch	South African Rand	1,185,379	United States Dollar	68,520	356
09/30/2020	JP Morgan	Thai Baht	13,132,000	United States Dollar	420,493	572
09/30/2020	Merrill Lynch	Thai Baht	13,305,000	United States Dollar	426,272	341
09/30/2020	Standard Chartered	Thai Baht	12,353,759	United States Dollar	389,315	6,796
09/30/2020	Merrill Lynch	United States Dollar	155,060	Russian Ruble	11,293,095	4,036
10/30/2020	Banco Santander	Mexican Peso	59,778,768	United States Dollar	2,643,207	11,912
10/30/2020	BNP Paribas	Polish Zloty	586,127	United States Dollar	146,356	10,277
10/30/2020	Merrill Lynch	Polish Zloty	884,635	United States Dollar	223,497	12,908
10/30/2020	State Street	United States Dollar	50,000	Mexican Peso	1,120,966	211
10/30/2020	BNP Paribas	United States Dollar	243,515	Peruvian Nuevo Sol	858,951	776
11/06/2020	HSBC Bank	United States Dollar	79,238	Turkish Lira	582,876	674
Subtotal Appreciation						263,825
08/04/2020	Deutsche Bank	United States Dollar	36,400	Brazilian Real	195,368	(1,045)
08/04/2020	HSBC Bank	United States Dollar	1,991,733	Brazilian Real	10,513,064	(23,228)
08/11/2020	HSBC Bank	Turkish Lira	582,876	United States Dollar	82,960	(393)
08/31/2020	HSBC Bank	Chinese Yuan Renminbi	2,846,796	United States Dollar	406,801	(98)
08/31/2020	BNP Paribas	Korean Won	101,213,750	United States Dollar	85,000	(301)
08/31/2020	Barclays	Russian Ruble	26,416,719	United States Dollar	377,911	(23,504)
08/31/2020	Deutsche Bank	South African Rand	2,046,609	United States Dollar	124,597	(5,286)
08/31/2020	Morgan Stanley	Turkish Lira	60,500	United States Dollar	8,686	(261)
08/31/2020	HSBC Bank	United States Dollar	487,109	Chinese Yuan Renminbi	3,420,065	(1,494)
08/31/2020	BNP Paribas	United States Dollar	192,065	South African Rand	3,342,000	(2,764)
08/31/2020	HSBC Bank	United States Dollar	100,980	South African Rand	1,770,876	(2,257)
09/30/2020	HSBC Bank	Russian Ruble	12,107,319	United States Dollar	169,326	(7,413)
09/30/2020	Standard Chartered	Thai Baht	14,932,000	United States Dollar	478,921	(141)
09/30/2020	HSBC Bank	United States Dollar	21,715	Chinese Offshore Yuan	152,535	(19)
09/30/2020	Merrill Lynch	United States Dollar	233,047	Philippine Peso	11,686,164	(4,020)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
09/30/2020	Standard Chartered	United States Dollar	322,268	South African Rand	5,657,000	$(6,429)
10/30/2020	Merrill Lynch	Colombian Peso	3,133,454,790	United States Dollar	849,497	(15,751)
10/30/2020	Credit Suisse	United States Dollar	60,000	Chilean Peso	45,412,800	(36)
10/30/2020	Morgan Stanley	United States Dollar	758,798	Chilean Peso	580,594,434	(8,757)
Subtotal Depreciation						(103,197)
Total						$160,628
At July 31, 2020, the Ashmore Emerging Markets Local Currency Bond Fund had the following interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
WIBOR Poland 6 Month Rate (Pay Semiannually)	1.955% (Receive Annually)	PLN	6,400,000	9/24/2020	$23,134	—	$23,134	BNP Paribas
At July 31, 2020, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty
Budapest Interbank 6 Month Rate (Pay Semiannually)	1.795% (Receive Annually)	HUF	93,000,000	10/9/2020	$4,196	$(20)	HSBC Bank
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.535% (Receive Quarterly)	CNY	2,499,000	3/18/2025	(409)	(403)	JPMorgan
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.582% (Receive Quarterly)	CNY	917,000	3/18/2025	124	(147)	HSBC Bank
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.580% (Receive Quarterly)	CNY	1,748,000	3/18/2025	219	(280)	JP Morgan
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.010% (Receive Quarterly)	CNY	3,550,000	9/16/2025	(14,172)	(743)	BNP Paribas
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.325% (Receive Quarterly)	CNY	3,130,000	9/16/2025	(5,891)	(635)	Merrill Lynch
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	6.563% (Receive Lunar)	MXN	30,000,000	12/31/2024	99,953	(3,335)	Merrill Lynch
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	7.900% (Receive Lunar)	MXN	3,200,000	6/5/2030	26,886	(737)	HSBC Bank
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	7.055% (Receive Lunar)	MXN	5,100,000	6/5/2030	27,348	(1,015)	Merrill Lynch
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	5.503% (Receive Lunar)	MXN	13,000,000	6/11/2025	17,565	(1,433)	Merrill Lynch

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	5.990% (Receive Lunar)	MXN	9,070,000	6/5/2030	$13,889	$(1,448)	Merrill Lynch
WIBOR Poland 6 Month Rate (Pay Semiannually)	2.400% (Receive Annually)	PLN	2,556,000	3/26/2023	40,614	116	Merrill Lynch
					$210,322	$(10,080)
**Includes cumulative appreciation/depreciation on centrally cleared swap agreements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$466,623	$—	$466,623
Government Agencies	—	198,076	—	198,076
Government Bonds	—	26,895,917	17,604	26,913,521
Index Linked Government Bonds	—	859,203	—	859,203
Municipal Bonds	—	88,009	—	88,009
Short Term Bills and Notes	—	271,480	—	271,480
Total Debt Securities	—	28,779,308	17,604	28,796,912
Credit Linked Notes
Indonesia	—	1,996,311	—	1,996,311
Total Investments	$—	$30,775,619	$17,604	$30,793,223

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$263,825	$—	$263,825
Interest Rate Swap Contracts	—	23,134	—	23,134
Centrally Cleared Swap Contracts†	—	230,794	—	230,794
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(103,197)	—	(103,197)
Centrally Cleared Swap Contracts†	—	(20,472)	—	(20,472)
Total Other Financial Instruments	$—	$394,084	$—	$394,084
† Includes cumulative appreciation/depreciation on centrally cleared swap agreements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending July 31, 2020:
Category and Subcategory	Beginning Balance at 10/31/2019	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 07/31/2020	Change in Unrealized Appreciation (Depreciation) from Investments still held 07/31/2020
Investments, at value
Government Bonds
Uruguay	$—	$—	$17,683	$—	$—	$(79)	$	$—	$17,604	$(79)
Total	$—	$—	$17,683	$—	$—	$(79)	$—	$—	$17,604	$(79)
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2020:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 07/31/2020	Valuation Technique	Unobservable Input
Government Bonds	$17,604	Broker Quote	Inputs to broker model
Total	$17,604

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Argentina (Cost $16,307,061)
Genneia S.A., 8.750%, 01/20/2022		970,000	$843,900	0.28
IRSA Propiedades Comerciales S.A., 8.750%, 03/23/2023		1,340,000	1,125,332	0.38
Pampa Energia S.A., 7.375%, 07/21/2023		3,210,000	2,872,982	0.96
Pampa Energia S.A., 7.500%, 01/24/2027		1,090,000	934,675	0.31
Telecom Argentina S.A., 6.500%, 06/15/2021		4,945,000	4,769,452	1.59
YPF S.A., 8.750%, 04/04/2024		2,565,000	2,291,315	0.77
YPF S.A., 8.500%, 03/23/2025[2]		2,442,000	2,045,175	0.68
YPF S.A., 8.500%, 07/28/2025		1,230,000	996,312	0.33
			15,879,143	5.30
Brazil (Cost $53,339,035)
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024[3]		1,258,000	1,179,375	0.39
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 6.362%), 9.000%, 06/18/2024[3]		1,855,000	2,005,255	0.67
Braskem Netherlands Finance B.V., 5.875%, 01/31/2050		1,185,000	1,069,463	0.36
Braskem Netherlands Finance B.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 8.220%), 8.500%, 01/23/2081[2,3]		1,710,000	1,731,375	0.58
CSN Islands XI Corp., 6.750%, 01/28/2028		3,340,000	3,089,500	1.03
CSN Resources S.A., 7.625%, 04/17/2026		2,185,000	2,159,217	0.72
Gerdau Trade, Inc., 4.875%, 10/24/2027		765,000	812,813	0.27
GTL Trade Finance, Inc., 7.250%, 04/16/2044		305,000	382,775	0.13
InterCement Financial Operations B.V., 5.750%, 07/17/2024		3,840,000	2,588,160	0.87
Itau Unibanco Holding S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.981%), 6.125%, 12/12/2022[3]		1,075,000	1,027,646	0.34
JBS Investments GmbH, 6.250%, 02/05/2023		633,000	639,647	0.21
JBS Investments II GmbH, 5.750%, 01/15/2028		650,000	690,170	0.23
MARB BondCo PLC, 7.000%, 03/15/2024		1,005,000	1,045,713	0.35
NBM US Holdings, Inc., 7.000%, 05/14/2026		1,870,000	2,017,730	0.67
NBM US Holdings, Inc., 6.625%, 08/06/2029		1,880,000	2,049,200	0.68
Oi S.A., 10.000%, (100% Cash), 07/27/2025[4]		4,550,000	4,396,437	1.47
Petrobras Global Finance B.V., 6.875%, 01/20/2040		4,575,000	5,072,531	1.70
Petrobras Global Finance B.V., 6.850%, 06/05/2115		9,585,000	10,140,930	3.39
Rede D’or Finance S.a.r.l., 4.500%, 01/22/2030		1,605,000	1,438,481	0.48
Rumo Luxembourg S.a.r.l., 5.250%, 01/10/2028[2]		1,025,000	1,064,258	0.36
Samarco Mineracao S.A., 4.125%, 11/01/2022[5]		4,358,000	2,266,160	0.76
Samarco Mineracao S.A., 5.750%, 10/24/2023[5]		2,893,000	1,526,057	0.51
Samarco Mineracao S.A., 5.375%, 09/26/2024[5]		880,000	464,200	0.16
St Marys Cement, Inc., 5.750%, 01/28/2027		715,000	789,181	0.26
Suzano Austria GmbH, 5.000%, 01/15/2030		365,000	383,250	0.13
Unigel Luxembourg S.A., 8.750%, 10/01/2026		1,810,000	1,484,200	0.50
Vale Overseas Ltd., 6.250%, 08/10/2026		590,000	709,180	0.24
Vale Overseas Ltd., 8.250%, 01/17/2034		380,000	551,475	0.18

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Brazil (continued)
Votorantim Cimentos International S.A., 7.250%, 04/05/2041		425,000	$516,375	0.17
			53,290,754	17.81
Chile (Cost $7,752,713)
Colbun S.A., 3.950%, 10/11/2027		375,000	412,035	0.14
Colbun S.A., 3.150%, 03/06/2030		400,000	413,000	0.14
Corp. Nacional del Cobre de Chile, 3.750%, 01/15/2031[2]		810,000	912,603	0.30
Empresa de Transporte de Pasajeros Metro S.A., 4.700%, 05/07/2050[2]		550,000	688,188	0.23
Empresa Nacional del Petroleo, 5.250%, 11/06/2029		260,000	297,662	0.10
Enel Chile S.A., 4.875%, 06/12/2028		485,000	572,843	0.19
GNL Quintero S.A., 4.634%, 07/31/2029		895,000	964,363	0.32
Inversiones CMPC S.A., 4.750%, 09/15/2024		615,000	662,831	0.22
Inversiones CMPC S.A., 4.375%, 04/04/2027		380,000	412,304	0.14
Sociedad Quimica y Minera de Chile S.A., 4.250%, 05/07/2029		355,000	394,050	0.13
Sociedad Quimica y Minera de Chile S.A., 4.250%, 01/22/2050		350,000	357,875	0.12
VTR Comunicaciones S.p.A., 5.125%, 01/15/2028[2]		750,000	796,875	0.27
VTR Finance N.V., 6.375%, 07/15/2028[2]		1,295,000	1,379,848	0.46
			8,264,477	2.76
China (Cost $39,671,259)
Baidu, Inc., 3.625%, 07/06/2027		305,000	339,017	0.11
CFLD Cayman Investment Ltd., 8.600%, 04/08/2024		2,980,000	3,006,075	1.00
China Evergrande Group, 11.500%, 01/22/2023		1,069,000	1,051,620	0.35
China Evergrande Group, 9.500%, 03/29/2024		1,225,000	1,081,768	0.36
China Evergrande Group, 8.750%, 06/28/2025		2,590,000	2,156,236	0.72
China Hongqiao Group Ltd., 7.125%, 07/22/2022		980,000	918,946	0.31
Country Garden Holdings Co. Ltd., 7.125%, 01/27/2022		480,000	500,407	0.17
Country Garden Holdings Co. Ltd., 7.125%, 04/25/2022		650,000	684,117	0.23
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022		970,000	1,040,425	0.35
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023		1,125,000	1,174,406	0.39
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023		970,000	1,028,136	0.34
Far East Energy Bermuda Ltd., 13.000%, 01/15/2016[2,5,6,7]		282,201	—	—
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		1,953,000	1,955,682	0.65
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023		1,010,000	1,031,881	0.35
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024		2,875,000	2,637,401	0.88
KWG Group Holdings Ltd., 5.875%, 11/10/2024		2,185,000	2,153,233	0.72
Prime Bloom Holdings Ltd., 6.950%, 07/05/2022		2,545,000	381,750	0.13
Ronshine China Holdings Ltd., 8.750%, 10/25/2022		1,055,000	1,105,534	0.37
Scenery Journey Ltd., 12.000%, 10/24/2023		3,015,000	2,873,722	0.96
Shimao Group Holdings Ltd., 5.600%, 07/15/2026		310,000	330,314	0.11
Sunac China Holdings Ltd., 7.500%, 02/01/2024		1,035,000	1,050,587	0.35
Sunac China Holdings Ltd., 6.500%, 01/10/2025		1,090,000	1,071,811	0.36
Tencent Holdings Ltd., 3.975%, 04/11/2029		715,000	832,832	0.28
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020[5,6]		2,785,000	557,000	0.19
Xiaomi Best Time International Ltd., 3.375%, 04/29/2030[2]		700,000	723,107	0.24

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Yongda Investment Ltd., 2.250%, 06/16/2025		200,000	$205,208	0.07
Zhenro Properties Group Ltd., 8.650%, 01/21/2023		748,000	767,779	0.26
Zhenro Properties Group Ltd., 9.150%, 05/06/2023		985,000	1,021,803	0.34
Zhenro Properties Group Ltd., 8.350%, 03/10/2024		1,460,000	1,478,996	0.49
Zhenro Properties Group Ltd., 7.875%, 04/14/2024		1,120,000	1,106,865	0.37
Zhongrong International Resources Co. Ltd., 7.250%, 10/26/2020		2,570,000	627,642	0.21
			34,894,300	11.66
Colombia (Cost $9,925,578)
Bancolombia S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.944%), 4.625%, 12/18/2029[3]		925,000	878,750	0.29
Ecopetrol S.A., 6.875%, 04/29/2030		590,000	710,950	0.24
Empresas Publicas de Medellin ESP, 4.375%, 02/15/2031[2]		1,200,000	1,227,000	0.41
Frontera Energy Corp., 9.700%, 06/25/2023		2,770,000	2,195,225	0.73
Grupo Aval Ltd., 4.375%, 02/04/2030		1,075,000	1,030,388	0.34
Grupo de Inversiones Suramericana S.A., 5.500%, 04/29/2026		240,000	264,067	0.09
Millicom International Cellular S.A., 6.250%, 03/25/2029		1,265,000	1,392,449	0.47
Oleoducto Central S.A., 4.000%, 07/14/2027[2]		840,000	868,980	0.29
Promigas S.A. ESP/Gases del Pacifico S.A.C., 3.750%, 10/16/2029		335,000	327,362	0.11
SURA Asset Management S.A., 4.875%, 04/17/2024		215,000	232,202	0.08
SURA Asset Management S.A., 4.375%, 04/11/2027		300,000	322,800	0.11
			9,450,173	3.16
Congo (Cost $994,491)
HTA Group Ltd., 7.000%, 12/18/2025[2]		1,000,000	1,032,080	0.34
			1,032,080	0.34
Czech Republic (Cost $1,965,282)
New World Resources N.V., 8.000%, 04/07/2020[5,6,7]	EUR	1,685,299	—	—
New World Resources N.V., 4.000%, 10/07/2020[5,7]	EUR	700,590	—	—
New World Resources N.V., 16.423%, 10/07/2020[2,5,7,8,9]	EUR	101,612	—	—
			—	—
Ecuador (Cost $7,302,090)
International Airport Finance S.A., 12.000%, 03/15/2033		5,480,000	4,651,150	1.56
Petroamazonas EP, 4.625%, 12/06/2021		1,598,334	1,238,709	0.41
			5,889,859	1.97
Egypt (Cost $2,795,838)
ADES International Holding PLC, 8.625%, 04/24/2024		2,775,000	2,595,180	0.87
			2,595,180	0.87
Guatemala (Cost $1,522,400)
Comunicaciones Celulares S.A. Via Comcel Trust, 6.875%, 02/06/2024		1,520,000	1,558,015	0.52
			1,558,015	0.52

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Hong Kong (Cost $332,882)
CK Hutchison Capital Securities 17 Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.070%), 4.000%, 05/12/2022[3]		330,000	$332,484	0.11
			332,484	0.11
India (Cost $1,929,263)
Adani Transmission Ltd., 4.000%, 08/03/2026		295,000	299,514	0.10
Adani Transmission Ltd., 4.250%, 05/21/2036		398,000	388,358	0.13
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		723,000	732,950	0.25
Power Finance Corp. Ltd., 4.500%, 06/18/2029		475,000	484,238	0.16
			1,905,060	0.64
Indonesia (Cost $6,585,438)
Eterna Capital Pte. Ltd., 8.000%, 12/11/2022[4]		3,426,715	1,123,515	0.38
Hutama Karya Persero PT, 3.750%, 05/11/2030[2]		400,000	434,052	0.14
Indonesia Asahan Aluminium Persero PT, 4.750%, 05/15/2025[2]		360,000	395,564	0.13
Indonesia Asahan Aluminium Persero PT, 6.530%, 11/15/2028		720,000	889,245	0.30
Minejesa Capital B.V., 4.625%, 08/10/2030		1,225,000	1,289,312	0.43
Pertamina Persero PT, 6.000%, 05/03/2042		530,000	679,952	0.23
			4,811,640	1.61
Iraq (Cost $9,293,446)
DNO A.S.A., 8.750%, 05/31/2023[2]		3,600,000	3,258,000	1.09
DNO A.S.A., 8.375%, 05/29/2024[2]		2,460,000	2,140,200	0.71
Oilflow SPV 1 DAC, 12.000%, 01/13/2022		3,445,024	3,178,035	1.06
			8,576,235	2.86
Israel (Cost $13,544,695)
Altice Financing S.A., 7.500%, 05/15/2026		1,525,000	1,639,756	0.55
Bank Leumi Le-Israel B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.631%), 3.275%, 01/29/2031[2,3]		920,000	910,570	0.30
ICL Group Ltd., 6.375%, 05/31/2038[2]		821,000	998,142	0.33
Israel Electric Corp. Ltd., 5.000%, 11/12/2024[2]		365,000	410,443	0.14
Israel Electric Corp. Ltd., 4.250%, 08/14/2028[2]		250,000	284,650	0.10
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/2036		1,890,000	1,965,600	0.66
Teva Pharmaceutical Finance Netherlands III B.V., 7.125%, 01/31/2025		1,890,000	2,074,275	0.69
Teva Pharmaceutical Finance Netherlands III B.V., 6.750%, 03/01/2028		5,555,000	6,166,050	2.06
			14,449,486	4.83
Jamaica (Cost $5,925,874)
Digicel Group 0.5 Ltd., 7.000%, 08/21/2020[2,4]		2,699,660	337,458	0.12
Digicel Group 0.5 Ltd., 10.000%, 04/01/2024[4]		4,602,935	3,475,216	1.16
Digicel Group 0.5 Ltd., 8.000%, 04/01/2025[2,4]		2,664,451	905,913	0.30
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.750%, 05/25/2024[2]		1,424,320	1,433,222	0.48

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Jamaica (continued)
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.000%, 12/31/2026[2]		845,220	$606,445	0.20
			6,758,254	2.26
Kazakhstan (Cost $1,259,672)
Kazakhstan Temir Zholy Finance B.V., 6.950%, 07/10/2042		380,000	520,577	0.17
Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/2026		425,000	454,176	0.15
Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030[2]		320,000	324,484	0.11
			1,299,237	0.43
Kuwait (Cost $1,163,989)
NBK Tier 1 Financing Ltd., (Variable, USD Swap 6Y + 4.119%), 5.750%, 04/09/2021[3]		1,130,000	1,127,604	0.38
			1,127,604	0.38
Malaysia (Cost $993,827)
Petronas Capital Ltd., 3.500%, 04/21/2030[2]		500,000	567,504	0.19
Petronas Capital Ltd., 4.550%, 04/21/2050[2]		500,000	684,723	0.23
			1,252,227	0.42
Mexico (Cost $29,297,956)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		1,135,000	1,346,575	0.45
Axtel S.A.B. de C.V., 6.375%, 11/14/2024		910,000	950,950	0.32
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.035%), 6.875%, 07/06/2022[3]		1,510,000	1,453,375	0.49
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.353%), 7.625%, 01/10/2028[3]		1,105,000	1,052,513	0.35
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 04/17/2025		660,000	731,643	0.24
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[3]		2,105,000	1,978,721	0.66
Braskem Idesa S.A.P.I., 7.450%, 11/15/2029		1,375,000	1,210,000	0.40
Cemex S.A.B. de C.V., 7.750%, 04/16/2026		1,385,000	1,465,164	0.49
Cemex S.A.B. de C.V., 7.375%, 06/05/2027[2]		720,000	767,599	0.26
Cemex S.A.B. de C.V., 5.450%, 11/19/2029		1,595,000	1,545,890	0.52
Cometa Energia S.A. de C.V., 6.375%, 04/24/2035		888,250	936,660	0.31
Grupo Posadas S.A.B. de C.V., 7.875%, 06/30/2022[5]		2,200,000	962,720	0.32
Industrias Penoles S.A.B. de C.V., 4.150%, 09/12/2029		460,000	494,500	0.17
Industrias Penoles S.A.B. de C.V., 4.750%, 08/06/2050[2]		220,000	220,000	0.07
Mexico Generadora de Energia S. de r.l., 5.500%, 12/06/2032		539,237	591,748	0.20
Minera Mexico S.A. de C.V., 4.500%, 01/26/2050		280,000	304,895	0.10
Orbia Advance Corp. S.A.B. de C.V., 4.000%, 10/04/2027		275,000	292,325	0.10
Orbia Advance Corp. S.A.B. de C.V., 5.875%, 09/17/2044		410,000	475,600	0.16
Petroleos Mexicanos, 6.500%, 03/13/2027		1,285,000	1,223,962	0.41
Petroleos Mexicanos, 6.750%, 09/21/2047		3,680,000	2,990,000	1.00
Petroleos Mexicanos, 7.690%, 01/23/2050		3,105,000	2,730,226	0.91

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Petroleos Mexicanos, 6.950%, 01/28/2060		3,335,000	$2,755,544	0.92
Trust Fibra Uno, 5.250%, 12/15/2024		450,000	477,000	0.16
Trust Fibra Uno, 4.869%, 01/15/2030		285,000	285,892	0.10
Trust Fibra Uno, 4.869%, 01/15/2030[2]		340,000	341,064	0.11
Trust Fibra Uno, 6.390%, 01/15/2050		1,073,000	1,086,413	0.36
			28,670,979	9.58
Mongolia (Cost $3,303,663)
Mongolian Mining Corp., 1.797%, 10/01/2020[4,8]		3,390,888	1,898,897	0.64
Mongolian Mining Corp./Energy Resources LLC, 9.250%, 04/15/2024		1,875,000	1,323,531	0.44
			3,222,428	1.08
Morocco (Cost $620,066)
OCP S.A., 4.500%, 10/22/2025		585,000	609,979	0.20
			609,979	0.20
Niger (Cost $—)
Savannah Petroleum PLC, 65.768%, 05/30/2021[7,8]		355,404	—	—
			—	—
Panama (Cost $3,130,325)
Banco General S.A., 4.125%, 08/07/2027		465,000	504,530	0.17
Banistmo S.A., 3.650%, 09/19/2022		805,000	809,033	0.27
C&W Senior Financing DAC, 6.875%, 09/15/2027		1,040,000	1,110,512	0.37
Cable Onda S.A., 4.500%, 01/30/2030		680,000	713,911	0.24
			3,137,986	1.05
Peru (Cost $3,096,723)
Banco Internacional del Peru S.A.A. Interbank, 3.250%, 10/04/2026		785,000	805,614	0.27
Credicorp Ltd., 2.750%, 06/17/2025[2]		270,000	270,778	0.09
Intercorp Financial Services, Inc., 4.125%, 10/19/2027		390,000	392,925	0.13
Intercorp Peru Ltd., 3.875%, 08/15/2029		620,000	614,110	0.20
Kallpa Generacion S.A., 4.125%, 08/16/2027		395,000	405,665	0.14
Southern Copper Corp., 6.750%, 04/16/2040		465,000	683,627	0.23
			3,172,719	1.06
Poland (Cost $1,953,508)
Walnut Bidco PLC, 9.125%, 08/01/2024		1,890,000	1,912,359	0.64
			1,912,359	0.64
Qatar (Cost $4,212,352)
ABQ Finance Ltd., 3.125%, 09/24/2024		575,000	602,457	0.20
Nakilat, Inc., 6.067%, 12/31/2033		240,000	304,800	0.10
QIB Sukuk Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 1.824%, 02/07/2025		1,125,000	1,088,436	0.37
QNB Finance Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 1.713%, 05/31/2021		1,028,000	1,033,233	0.35

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Qatar (continued)
QNB Finance Ltd., 2.625%, 05/12/2025		580,000	$606,883	0.20
QNB Finance Ltd., 2.750%, 02/12/2027		575,000	603,666	0.20
			4,239,475	1.42
Romania (Cost $975,776)
NE Property B.V., 1.875%, 10/09/2026	EUR	880,000	967,183	0.32
			967,183	0.32
Russian Federation (Cost $15,514,467)
CEDC Finance Corp. International, Inc., 10.000%, 12/31/2022[2]		5,052,696	3,132,672	1.05
Credit Bank of Moscow Via CBOM Finance PLC, (Variable, USD Swap 5Y + 5.416%), 7.500%, 10/05/2027[3]		5,909,000	5,731,730	1.91
Severstal OAO Via Steel Capital S.A., 5.900%, 10/17/2022		380,000	410,400	0.14
Sovcombank Via SovCom Capital DAC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.427%), 8.000%, 04/07/2030[3]		2,835,000	2,842,654	0.95
TMK OAO Via TMK Capital S.A., 4.300%, 02/12/2027		1,065,000	1,048,343	0.35
VEON Holdings B.V., 4.000%, 04/09/2025		690,000	714,323	0.24
			13,880,122	4.64
Saudi Arabia (Cost $4,830,356)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		1,195,000	1,332,473	0.44
Samba Funding Ltd., 2.750%, 10/02/2024		890,000	918,302	0.31
Saudi Arabian Oil Co., 4.250%, 04/16/2039		1,310,000	1,574,122	0.53
Saudi Electricity Global Sukuk Co. 3, 5.500%, 04/08/2044		710,000	943,550	0.31
Saudi Electricity Global Sukuk Co. 4, 4.723%, 09/27/2028		310,000	364,994	0.12
			5,133,441	1.71
Singapore (Cost $4,539,569)
DBS Group Holdings Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.915%), 3.300%, 02/27/2025[3]		790,000	784,075	0.26
GLP Pte. Ltd., 3.875%, 06/04/2025		705,000	719,123	0.24
Puma International Financing S.A., 5.000%, 01/24/2026		3,425,000	3,022,787	1.01
United Overseas Bank Ltd., (Variable, USD Swap 5Y + 1.794%), 3.875%, 10/19/2023[3]		465,000	468,952	0.16
			4,994,937	1.67
South Africa (Cost $4,174,933)
Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024		415,000	452,350	0.15
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 05/15/2029		780,000	912,600	0.30
Liquid Telecommunications Financing PLC, 8.500%, 07/13/2022		1,975,000	1,994,770	0.67
Prosus N.V., 5.500%, 07/21/2025		515,000	587,744	0.20
Prosus N.V., 3.680%, 01/21/2030		300,000	321,413	0.11
			4,268,877	1.43

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
South Korea (Cost $1,106,427)
Shinhan Financial Group Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.500%), 3.340%, 02/05/2030[3]		765,000	$801,157	0.27
Woori Bank, 4.750%, 04/30/2024		300,000	329,611	0.11
			1,130,768	0.38
Thailand (Cost $2,342,905)
Bangkok Bank PCL, 9.025%, 03/15/2029		475,000	660,652	0.22
Bangkok Bank PCL, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.900%), 3.733%, 09/25/2034[3]		745,000	746,447	0.25
PTT Treasury Center Co. Ltd., 3.700%, 07/16/2070[2]		740,000	821,797	0.27
PTTEP Treasury Center Co. Ltd., 2.587%, 06/10/2027[2]		200,000	207,583	0.07
			2,436,479	0.81
Turkey (Cost $6,188,028)
Akbank T.A.S., (Variable, USD Swap 5Y + 5.026%), 7.200%, 03/16/2027[3]		695,000	631,038	0.21
Akbank T.A.S., (Variable, USD Swap 5Y + 4.029%), 6.797%, 04/27/2028[3]		1,780,000	1,523,199	0.51
Turkiye Garanti Bankasi A.S., (Variable, USD Swap 5Y + 4.220%), 6.125%, 05/24/2027[3]		2,070,000	1,754,325	0.58
Turkiye Is Bankasi A.S., (Variable, USD Swap 5Y + 5.117%), 7.000%, 06/29/2028[3]		2,085,000	1,904,364	0.64
			5,812,926	1.94
Ukraine (Cost $14,750,262)
DTEK Finance PLC, 10.750%, (100% Cash), 12/31/2024[4,5]		5,500,000	3,391,850	1.13
Metinvest B.V., 8.500%, 04/23/2026		2,702,000	2,643,259	0.88
Metinvest B.V., 7.750%, 10/17/2029		2,520,000	2,323,440	0.78
MHP Lux S.A., 6.250%, 09/19/2029		2,185,000	2,084,381	0.70
VF Ukraine PAT via VFU Funding PLC, 6.200%, 02/11/2025		1,965,000	1,930,612	0.64
			12,373,542	4.13
United Arab Emirates (Cost $4,934,832)
Abu Dhabi National Energy Co. PJSC, 4.875%, 04/23/2030		735,000	928,151	0.31
Abu Dhabi National Energy Co. PJSC, 6.500%, 10/27/2036		380,000	559,090	0.19
Aldar Sukuk No. 2 Ltd., 3.875%, 10/22/2029		660,000	685,740	0.23
DP World Crescent Ltd., 4.848%, 09/26/2028		240,000	269,400	0.09
DP World Crescent Ltd., 3.875%, 07/18/2029		385,000	400,455	0.13
DP World PLC, 6.850%, 07/02/2037		840,000	1,117,200	0.37
MAF Global Securities Ltd., 4.750%, 05/07/2024		215,000	226,481	0.08
Tabreed Sukuk SPC Ltd., 5.500%, 10/31/2025		830,000	934,646	0.31
			5,121,163	1.71
Venezuela (Cost $8,318,882)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020		7,112,500	711,250	0.24
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[5]		6,744,093	168,602	0.05
			879,852	0.29

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Zambia (Cost $6,891,469)
First Quantum Minerals Ltd., 7.250%, 04/01/2023		4,075,000	$4,093,134	1.37
First Quantum Minerals Ltd., 6.875%, 03/01/2026		3,140,000	3,148,478	1.05
			7,241,612	2.42
Total Debt Securities (Cost $302,787,332)			282,573,035	94.41
Bank Loans
Brazil (Cost $2,100,000)
Samarco Mineracao S.A., 0.930%, 09/09/2018[6,8,10]		3,000,000	1,260,000	0.42
			1,260,000	0.42
Czech Republic (Cost $362,933)
New World Resources N.V., 8.500%, 10/07/2016[6,7]	EUR	571,998	—	—
			—	—
Ghana (Cost $3,000,000)
Karpower International B.V., 8.920%, 11/16/2023[10]		3,000,000	2,820,000	0.94
			2,820,000	0.94
Total Bank Loans (Cost $5,462,933)			4,080,000	1.36

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
Czech Republic (Cost $1,093,253)
New World Resources PLC, Class A*,7	GBP	36,580,138	$—	—
			—	—
Niger (Cost $877,496)
Savannah Energy PLC*	GBP	2,258,852	232,872	0.08
			232,872	0.08
Russian Federation (Cost $655,356)
Roust Corp.*,10		13,359	26,718	0.01
Roust Corp., Class C*,10		28,922	57,844	0.02
			84,562	0.03
Total Equity Securities (Cost $2,626,105)			317,434	0.11
Total Investments (Total Cost $310,876,370)			286,970,469	95.88
Other Assets Less Liabilities			12,319,353	4.12
Net Assets			$299,289,822	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
[3]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[4]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[5]	Issuer has defaulted on terms of debt obligation.
[6]	Maturity has been extended under the terms of a plan of reorganization.
[7]	Security has been deemed worthless and is a Level 3 investment.
[8]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[9]	Restricted security that has been deemed illiquid. At July 31, 2020 the value of these restricted illiquid securities amount to $0 or 0% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
New World Resources N.V., 16.423%, 10/07/2020	10/07/2014	$-

[10]	Security is a Level 3 investment.
Percentages shown are based on net assets.
At July 31, 2020, the Ashmore Emerging Markets Corporate Income Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/19/2020	HSBC Bank	United States Dollar	756,773	Euro	669,618	$(32,330)
Subtotal Depreciation						(32,330)
Total						$(32,330)

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$262,448,266	$—	$262,448,266
Corporate Convertible Bonds	—	7,639,033	—	7,639,033
Financial Certificates	—	4,052,827	—	4,052,827
Government Agencies	—	8,432,909	—	8,432,909
Total Debt Securities	—	282,573,035	—	282,573,035
Bank Loans
Brazil	—	—	1,260,000	1,260,000
Ghana	—	—	2,820,000	2,820,000
Total Bank Loans	—	—	4,080,000	4,080,000
Equity Securities
Common Stock
Niger	—	232,872	—	232,872
Russian Federation	—	—	84,562	84,562
Total Common Stock	—	232,872	84,562	317,434
Total Investments	$—	$282,805,907	$4,164,562	$286,970,469

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(32,330)	$—	$(32,330)
Total Other Financial Instruments	$—	$(32,330)	$—	$(32,330)

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending July 31, 2020:
Category and Subcategory	Beginning Balance at 10/31/2019	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 07/31/2020	Change in Unrealized Appreciation (Depreciation) from Investments still held 07/31/2020
Investments, at value
Bank Loans
Brazil	$1,980,000	$—	$—	$—	$—	$(720,000)	$—	$—	$1,260,000	$(720,000)
Ghana	3,007,500	—	—	—	—	(187,500)	—	—	2,820,000	(187,500)
Malaysia	1,118,410	2,179	—	(1,158,973)	38,817	(433)	—	—	—	—
Nigeria	542,727	(23,413)	—	(988,772)	(23,413)	492,871	—	—	—	—
United Arab Emirates	11,820,491	205,534	235,911	(13,084,271)	827,804	(5,469)	—	—	—	—
Common Stock
Russian Federation	126,843	—	—	—	—	(42,281)	—	—	84,562	(42,281)
Total	$18,595,971	$184,300	$235,911	$(15,232,016)	$843,208	$(462,812)	$—	$—	$4,164,562	$(949,781)
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2020:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 07/31/2020	Valuation Technique	Unobservable Input
Bank Loans	$4,080,000	Broker Quote	Inputs to broker model
Common Stock	84,562	Broker Quote	Inputs to broker model
Total	$4,164,562

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Argentina (Cost $169,903,462)
Argentina (Rep of), 6.875%, 04/22/2021		126,557,000	$56,824,093	10.14
Argentina (Rep of), 5.625%, 01/26/2022		44,404,000	19,604,366	3.50
Genneia S.A., 8.750%, 01/20/2022		3,855,000	3,353,850	0.60
IRSA Propiedades Comerciales S.A., 8.750%, 03/23/2023		8,490,000	7,129,902	1.27
Mastellone Hermanos S.A., 12.625%, 07/03/2021		1,720,000	1,444,800	0.26
Pampa Energia S.A., 7.375%, 07/21/2023		4,250,000	3,803,792	0.68
YPF S.A., 8.500%, 03/23/2021		5,470,000	5,155,475	0.92
YPF S.A., 8.750%, 04/04/2024		655,000	585,112	0.10
YPF S.A., 8.500%, 03/23/2025[2]		13,024,000	10,907,600	1.95
			108,808,990	19.42
Brazil (Cost $42,993,845)
CSN Resources S.A., 7.625%, 02/13/2023		19,000,000	19,190,000	3.42
InterCement Financial Operations B.V., 5.750%, 07/17/2024		8,950,000	6,032,300	1.08
MARB BondCo PLC, 7.000%, 03/15/2024		9,575,000	9,962,884	1.78
MARB BondCo PLC, 6.875%, 01/19/2025		1,500,000	1,567,500	0.28
Oi S.A., 10.000%, 07/27/2025[3]		6,745,000	6,517,356	1.16
			43,270,040	7.72
China (Cost $118,396,627)
Central China Real Estate Ltd., 7.250%, 04/24/2023		9,130,000	9,189,443	1.64
Central China Real Estate Ltd., 7.900%, 11/07/2023		2,615,000	2,655,099	0.47
CFLD Cayman Investment Ltd., 8.050%, 01/13/2025		2,975,000	2,901,968	0.52
China Evergrande Group, 8.250%, 03/23/2022		14,475,000	13,717,489	2.45
China Evergrande Group, 9.500%, 04/11/2022		1,120,000	1,079,413	0.19
China Evergrande Group, 11.500%, 01/22/2023		1,853,000	1,822,875	0.33
China Evergrande Group, 10.000%, 04/11/2023		11,205,000	10,602,731	1.89
China Hongqiao Group Ltd., 7.125%, 07/22/2022		1,600,000	1,500,320	0.27
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022		4,000,000	4,290,411	0.77
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023		2,760,000	2,881,209	0.51
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023		815,000	863,846	0.15
GCL New Energy Holdings Ltd., 7.100%, 01/30/2021		12,500,000	5,374,980	0.96
Kaisa Group Holdings Ltd., 11.250%, 04/09/2022		2,660,000	2,786,424	0.50
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		7,678,000	7,688,544	1.37
Kaisa Group Holdings Ltd., 11.950%, 10/22/2022		4,360,000	4,648,850	0.83
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023		9,590,000	9,961,961	1.78
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023		3,930,000	4,015,141	0.72
Prime Bloom Holdings Ltd., 6.950%, 07/05/2022		6,470,000	970,500	0.17
Ronshine China Holdings Ltd., 8.750%, 10/25/2022		3,075,000	3,222,292	0.58
Scenery Journey Ltd., 11.000%, 11/06/2020		4,172,000	4,198,075	0.75
Sunac China Holdings Ltd., 8.350%, 04/19/2023		1,000,000	1,040,233	0.19
Sunac China Holdings Ltd., 7.950%, 10/11/2023		1,000,000	1,034,070	0.18
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020[4,5]		2,640,000	528,000	0.09
Yuzhou Group Holdings Co. Ltd., 6.000%, 10/25/2023		4,735,000	4,671,564	0.83

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Zhenro Properties Group Ltd., 8.700%, 08/03/2022		4,000,000	$4,105,457	0.73
Zhenro Properties Group Ltd., 9.150%, 05/06/2023		2,385,000	2,474,111	0.44
			108,225,006	19.31
Colombia (Cost $3,784,623)
Frontera Energy Corp., 9.700%, 06/25/2023		3,600,000	2,853,000	0.51
			2,853,000	0.51
Ecuador (Cost $182,553,430)
Ecuador (Rep of), 10.750%, 03/28/2022		88,667,000	49,210,185	8.78
Ecuador (Rep of), 8.750%, 06/02/2023		40,585,000	21,814,437	3.90
Ecuador (Rep of), 7.950%, 06/20/2024		33,677,000	18,564,446	3.31
Petroamazonas EP, 4.625%, 12/06/2021		15,052,243	11,665,489	2.08
			101,254,557	18.07
Egypt (Cost $3,115,979)
ADES International Holding PLC, 8.625%, 04/24/2024		3,005,000	2,810,276	0.50
			2,810,276	0.50
Georgia (Cost $483,240)
TBC Bank JSC, 5.750%, 06/19/2024		500,000	503,500	0.09
			503,500	0.09
Indonesia (Cost $121,676)
Eterna Capital Pte. Ltd., 7.500%, (6% PIK), 12/11/2022[3]		148,680	73,393	0.01
			73,393	0.01
Iraq (Cost $17,389,697)
DNO A.S.A., 8.750%, 05/31/2023[2]		11,600,000	10,498,000	1.87
DNO A.S.A., 8.375%, 05/29/2024[2]		2,995,000	2,605,650	0.47
Oilflow SPV 1 DAC, 12.000%, 01/13/2022		2,476,867	2,284,910	0.41
			15,388,560	2.75
Jamaica (Cost $10,586,620)
Digicel Group 0.5 Ltd., 7.000%, 08/21/2020[2,3]		105,523	13,190	—
Digicel Group 0.5 Ltd., 10.000%, 04/01/2024[3]		5,469,300	4,129,322	0.74
Digicel Group 0.5 Ltd., 8.000%, 04/01/2025[2,3]		637,120	216,621	0.04
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.750%, 05/25/2024[2]		5,116,490	5,148,468	0.92
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.000%, 12/31/2026[2]		2,511,599	1,802,072	0.32
			11,309,673	2.02
Lebanon (Cost $152,417,841)
Lebanon (Rep of), 6.375%, 03/09/2020[4,5]		43,712,000	7,853,298	1.40
Lebanon (Rep of), 5.800%, 04/14/2020[4,5]		29,248,000	5,310,267	0.95
Lebanon (Rep of), 6.150%, 06/19/2020[4,5]		19,996,000	3,603,279	0.64
Lebanon (Rep of), 8.250%, 04/12/2021[4]		59,195,000	10,663,387	1.91

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Lebanon (continued)
Lebanon (Rep of), 6.100%, 10/04/2022[4]		12,566,000	$2,129,686	0.38
			29,559,917	5.28
Mexico (Cost $5,701,116)
Grupo Posadas S.A.B. de C.V., 7.875%, 06/30/2022[4]		2,805,000	1,227,468	0.22
Petroleos Mexicanos, 4.875%, 01/18/2024		3,161,000	3,077,360	0.55
			4,304,828	0.77
Oman (Cost $2,028,281)
Bank Muscat SAOG, 4.875%, 03/14/2023		1,200,000	1,200,000	0.22
National Bank of Oman SAOG, 5.625%, 09/25/2023		750,000	748,650	0.13
			1,948,650	0.35
Peru (Cost $1,250,764)
Ajecorp B.V., 6.500%, 05/14/2022		1,435,000	1,420,650	0.25
			1,420,650	0.25
Poland (Cost $3,032,371)
Walnut Bidco PLC, 9.125%, 08/01/2024		2,945,000	2,979,839	0.53
			2,979,839	0.53
Russian Federation (Cost $1,545,483)
Koks OAO Via Koks Finance DAC, 7.500%, 05/04/2022		1,500,000	1,490,250	0.27
			1,490,250	0.27
Singapore (Cost $4,460,672)
Puma International Financing S.A., 5.125%, 10/06/2024		5,170,000	4,605,229	0.82
			4,605,229	0.82
South Africa (Cost $12,533,160)
Liquid Telecommunications Financing PLC, 8.500%, 07/13/2022		12,500,000	12,625,125	2.25
			12,625,125	2.25
Turkey (Cost $13,439,048)
Turkiye Is Bankasi A.S., 6.000%, 10/24/2022		6,140,000	5,949,808	1.06
Turkiye Vakiflar Bankasi TAO, 5.750%, 01/30/2023		2,100,000	2,022,031	0.36
Yapi ve Kredi Bankasi A.S., 5.500%, 12/06/2022		5,610,000	5,413,650	0.97
			13,385,489	2.39
Ukraine (Cost $44,595,486)
DTEK Finance PLC, 10.750%, (100% Cash), 12/31/2024[3,4]		10,296,000	6,349,543	1.13
Metinvest B.V., 7.500%, 12/31/2021		6,395,543	6,331,587	1.13
Metinvest B.V., 7.500%, (100% Cash), 12/31/2021[3]		158,403	156,819	0.03
Metinvest B.V., 7.750%, 04/23/2023		15,752,000	15,489,572	2.77
MHP SE, 7.750%, 05/10/2024		5,270,000	5,539,192	0.99
Ukraine (Rep of), 8.994%, 02/01/2024		5,529,000	5,948,651	1.06
			39,815,364	7.11

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Venezuela (Cost $32,680,071)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020		37,855,500	$3,785,550	0.68
			3,785,550	0.68
Zambia (Cost $21,812,935)
First Quantum Minerals Ltd., 7.250%, 04/01/2023		11,245,000	11,295,040	2.02
First Quantum Minerals Ltd., 6.500%, 03/01/2024		10,715,000	10,502,950	1.87
			21,797,990	3.89
Total Debt Securities (Cost $844,826,427)			532,215,876	94.99
Bank Loans
Ukraine (Cost $4,649,288)
Metinvest B.V., 4.944%, 10/24/2022[6]		4,814,267	4,621,696	0.82
			4,621,696	0.82
Total Bank Loans (Cost $4,649,288)			4,621,696	0.82
Total Investments (Total Cost $849,475,715)			536,837,572	95.81
Other Assets Less Liabilities			23,469,816	4.19
Net Assets			$560,307,388	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[4]	Issuer has defaulted on terms of debt obligation.
[5]	Maturity has been extended under the terms of a plan of reorganization.
[6]	Security is a Level 3 investment.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Fund’s investments, which are carried at fair value, as of July 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$327,599,231	$—	$327,599,231
Corporate Convertible Bonds	—	13,190	—	13,190
Government Agencies	—	3,077,360	—	3,077,360
Government Bonds	—	201,526,095	—	201,526,095
Total Debt Securities	—	532,215,876	—	532,215,876
Bank Loans
Ukraine	—	—	4,621,696	4,621,696
Total Investments	$—	$532,215,876	$4,621,696	$536,837,572

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending July 31, 2020:
Category and Subcategory	Beginning Balance at 10/31/2019	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 07/31/2020	Change in Unrealized Appreciation (Depreciation) from Investments still held 07/31/2020
Investments, at value
Bank Loans
China	$10,105,730	$76,652	$—	$(10,121,770)	$(128,303)	$67,691	$—	$—	$—	$—
Malaysia	311,827	439	—	(323,137)	7,762	3,109	—	—	—	—
Ukraine	5,563,835	56,161	—	(812,589)	29,658	(215,369)	—	—	4,621,696	(215,369)
United Arab Emirates	43,709,541	518,762	9,309,270	(55,456,828)	694,170	1,225,085	—	—	—	—
Total	$59,690,933	$652,014	$9,309,270	$(66,714,324)	$603,287	$1,080,516	$—	$—	$4,621,696	$(215,369)
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2020:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 07/31/2020	Valuation Technique	Unobservable Input
Bank Loans	$ 4,621,696	Broker Quote	Inputs to broker model

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $3,782,689)
CPFL Energia S.A.	BRL	120,400	$724,724	1.11
Rumo S.A.*	BRL	291,700	1,242,502	1.91
Vale S.A. ADR*		198,638	2,312,147	3.55
			4,279,373	6.57
China (Cost $23,970,604)
Alibaba Group Holding Ltd.*	HKD	124,300	3,914,572	6.01
Anhui Conch Cement Co. Ltd., Class H	HKD	346,000	2,616,868	4.02
China Life Insurance Co. Ltd., Class H	HKD	700,000	1,597,392	2.45
China Overseas Land & Investment Ltd.	HKD	293,695	895,312	1.38
China Resources Cement Holdings Ltd.	HKD	478,000	654,250	1.01
China Vanke Co. Ltd., Class H	HKD	208,200	656,158	1.01
CITIC Securities Co. Ltd., Class H	HKD	965,500	2,250,218	3.46
East Money Information Co. Ltd., Class A	CNH	175,400	669,702	1.03
Huatai Securities Co. Ltd., Class H2	HKD	545,000	985,306	1.51
JD.com, Inc. ADR*		31,500	2,009,385	3.09
NetEase, Inc. ADR		3,804	1,743,830	2.68
PetroChina Co. Ltd., Class H	HKD	2,826,000	971,889	1.49
Ping An Insurance Group Co. of China Ltd., Class H	HKD	256,500	2,705,766	4.16
Prosus N.V.*	EUR	9,931	965,703	1.48
Shandong Gold Mining Co. Ltd., Class H2	HKD	401,950	1,269,260	1.95
Sunny Optical Technology Group Co. Ltd.	HKD	26,100	486,908	0.75
Tencent Holdings Ltd.	HKD	41,200	2,820,331	4.33
			27,212,850	41.81
Hong Kong (Cost $586,246)
AIA Group Ltd.	HKD	69,800	625,508	0.96
			625,508	0.96
India (Cost $5,187,641)
HDFC Bank Ltd. ADR		28,297	1,322,885	2.03
ICICI Bank Ltd. ADR*		36,214	340,050	0.52
Infosys Ltd. ADR		132,806	1,706,557	2.62
Reliance Industries Ltd.	INR	26,217	725,911	1.12
Tata Consultancy Services Ltd.	INR	54,331	1,659,390	2.55
			5,754,793	8.84
Indonesia (Cost $327,615)
Bank Central Asia Tbk PT	IDR	157,700	337,845	0.52
			337,845	0.52
Mexico (Cost $1,712,762)
Fomento Economico Mexicano S.A.B. de C.V. ADR		9,256	569,337	0.88
Grupo Mexico S.A.B. de C.V., Series B	MXN	490,000	1,237,605	1.90
			1,806,942	2.78

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Peru (Cost $3,652,372)
Credicorp Ltd.		15,800	$2,009,286	3.08
Southern Copper Corp.		43,000	1,879,530	2.89
			3,888,816	5.97
Russian Federation (Cost $473,268)
Sberbank of Russia PJSC ADR*		42,661	511,417	0.79
			511,417	0.79
South Africa (Cost $1,305,879)
Naspers Ltd., Class N	ZAR	7,074	1,303,753	2.00
			1,303,753	2.00
South Korea (Cost $4,126,694)
NCSoft Corp.	KRW	500	340,580	0.52
Samsung Electronics Co. Ltd.	KRW	66,385	3,231,104	4.96
SK Hynix, Inc.	KRW	14,640	1,019,212	1.57
			4,590,896	7.05
Taiwan (Cost $7,005,482)
Largan Precision Co. Ltd.	TWD	9,497	1,227,942	1.89
MediaTek, Inc.	TWD	113,000	2,710,610	4.16
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	341,021	4,990,915	7.67
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		13,501	1,065,094	1.64
			9,994,561	15.36
Total Common Stocks (Cost $52,131,252)			60,306,754	92.65
Preferred Stocks
Brazil (Cost $835,694)
Petroleo Brasileiro S.A. ADR, 0.002%[3]		108,187	922,835	1.42
			922,835	1.42
South Korea (Cost $1,630,611)
Samsung Electronics Co. Ltd., 2.837%[3]	KRW	43,692	1,820,137	2.79
			1,820,137	2.79
Total Preferred Stocks (Cost $2,466,305)			2,742,972	4.21
Total Investments (Total Cost $54,597,557)			63,049,726	96.86
Other Assets Less Liabilities			2,040,885	3.14
Net Assets			$65,090,611	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
Percentages shown are based on net assets.
At July 31, 2020, the industry sectors for the Ashmore Emerging Markets Active Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	7.6%
Consumer Discretionary	12.6
Consumer Staples	0.9
Energy	4.0
Financials	20.5
Industrials	1.9
Information Technology	30.6
Materials	15.3
Real Estate	2.4
Utilities	1.1
Total Investments	96.9
Other Assets Less Liabilities	3.1
Net Assets	100.0%
At July 31, 2020, the Ashmore Emerging Markets Active Equity Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/19/2020	State Street	Euro	540,319	United States Dollar	625,748	$10,985
Subtotal Appreciation						10,985
08/19/2020	JP Morgan	United States Dollar	1,613,129	Euro	1,425,552	(66,795)
Subtotal Depreciation						(66,795)
Total						$(55,810)

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Active Equity Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$4,279,373	$—	$—	$4,279,373
China	3,753,215	23,459,635	—	27,212,850
Hong Kong	—	625,508	—	625,508
India	3,369,492	2,385,301	—	5,754,793
Indonesia	—	337,845	—	337,845
Mexico	1,806,942	—	—	1,806,942
Peru	3,888,816	—	—	3,888,816
Russian Federation	—	511,417	—	511,417
South Africa	—	1,303,753	—	1,303,753
South Korea	—	4,590,896	—	4,590,896
Taiwan	1,065,094	8,929,467	—	9,994,561
Total Common Stocks	18,162,932	42,143,822	—	60,306,754
Preferred Stocks
Brazil	922,835	—	—	922,835
South Korea	—	1,820,137	—	1,820,137
Total Preferred Stocks	922,835	1,820,137	—	2,742,972
Total Investments	$19,085,767	$43,963,959	$—	$63,049,726

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$10,985	$—	$10,985
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(66,795)	—	(66,795)
Total Other Financial Instruments	$—	$(55,810)	$—	$(55,810)

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $497,926)
Arezzo Industria e Comercio S.A.	BRL	17,000	$171,937	2.29
Sinqia S.A.*	BRL	40,000	184,720	2.46
TOTVS S.A.	BRL	18,800	93,089	1.24
Vasta Platform Ltd.*		7,400	139,490	1.86
			589,236	7.85
China (Cost $728,827)
Fu Shou Yuan International Group Ltd.	HKD	107,000	101,323	1.35
JNBY Design Ltd.	HKD	163,000	163,186	2.17
Li Ning Co. Ltd.	HKD	39,500	127,440	1.70
Noah Holdings Ltd. ADR*		2,200	67,034	0.89
Xiabuxiabu Catering Management China Holdings Co. Ltd.*,2	HKD	127,500	127,976	1.71
Xinyi Solar Holdings Ltd.	HKD	136,000	148,972	1.98
			735,931	9.80
Hungary (Cost $49,466)
Wizz Air Holdings PLC*,2	GBP	2,053	86,929	1.16
			86,929	1.16
India (Cost $1,285,775)
Bajaj Consumer Care Ltd.*	INR	77,499	182,166	2.43
Eicher Motors Ltd.	INR	375	103,640	1.38
Granules India Ltd.	INR	59,347	218,078	2.91
IndiaMart InterMesh Ltd.[2]	INR	7,471	283,129	3.77
Info Edge India Ltd.	INR	1,654	70,746	0.94
Larsen & Toubro Infotech Ltd.[2]	INR	2,780	90,105	1.20
Multi Commodity Exchange of India Ltd.	INR	9,239	208,553	2.78
Quess Corp. Ltd.*,2	INR	81,992	402,621	5.36
V-Mart Retail Ltd.	INR	5,686	136,730	1.82
			1,695,768	22.59
Indonesia (Cost $62,722)
Ace Hardware Indonesia Tbk PT*	IDR	684,100	81,986	1.09
			81,986	1.09
Malaysia (Cost $268,706)
My EG Services Bhd.	MYR	1,064,800	338,859	4.51
			338,859	4.51
Mexico (Cost $255,265)
Genomma Lab Internacional S.A.B. de C.V., Class B*	MXN	96,100	101,476	1.35
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR*		4,300	143,018	1.91
			244,494	3.26
Peru (Cost $172,955)
Alicorp S.A.A.	PEN	52,094	114,978	1.53
			114,978	1.53

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Russian Federation (Cost $437,984)
HeadHunter Group PLC ADR		13,417	$268,877	3.58
TCS Group Holding PLC (Registered)		14,822	374,523	4.99
			643,400	8.57
South Korea (Cost $1,234,106)
Dentium Co. Ltd.*	KRW	6,013	207,145	2.76
Douzone Bizon Co. Ltd.	KRW	1,603	140,961	1.88
Hansol Chemical Co. Ltd.	KRW	2,613	332,762	4.43
Hugel, Inc.*	KRW	1,851	244,426	3.25
KoMiCo Ltd.	KRW	11,174	371,106	4.94
NHN KCP Corp.	KRW	1,667	87,719	1.17
NICE Information Service Co. Ltd.	KRW	8,043	137,095	1.83
SK Materials Co. Ltd.	KRW	474	97,614	1.30
WONIK IPS Co. Ltd.*	KRW	2,222	71,485	0.95
			1,690,313	22.51
Taiwan (Cost $777,821)
ASPEED Technology, Inc.	TWD	2,000	79,932	1.07
Nien Made Enterprise Co. Ltd.	TWD	7,000	76,363	1.02
Parade Technologies Ltd.	TWD	4,000	174,417	2.32
Poya International Co. Ltd.	TWD	10,000	209,774	2.79
Silergy Corp.	TWD	1,839	110,363	1.47
Sinbon Electronics Co. Ltd.	TWD	23,000	136,842	1.82
Sporton International, Inc.	TWD	18,000	152,930	2.04
Sunonwealth Electric Machine Industry Co. Ltd.	TWD	97,000	183,494	2.44
Taiwan Union Technology Corp.	TWD	15,000	69,781	0.93
			1,193,896	15.90
Total Common Stocks (Cost $5,771,553)			7,415,790	98.77
Total Investments (Total Cost $5,771,553)			7,415,790	98.77
Other Assets Less Liabilities			92,003	1.23
Net Assets			$7,507,793	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
Percentages shown are based on net assets.
At July 31, 2020, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
Sector	Percentage of Net Assets
Communication Services	0.9%
Consumer Discretionary	19.2
Consumer Staples	4.0
Financials	8.7
Health Care	10.3
Industrials	22.1
Information Technology	27.9
Materials	5.7
Total Investments	98.8
Other Assets Less Liabilities	1.2
Net Assets	100.0%

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments, which are carried at fair value, as of July 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$589,236	$—	$—	$589,236
China	67,034	668,897	—	735,931
Hungary	—	86,929	—	86,929
India	—	1,695,768	—	1,695,768
Indonesia	—	81,986	—	81,986
Malaysia	—	338,859	—	338,859
Mexico	244,494	—	—	244,494
Peru	114,978	—	—	114,978
Russian Federation	268,877	374,523	—	643,400
South Korea	—	1,690,313	—	1,690,313
Taiwan	—	1,193,896	—	1,193,896
Total Common Stocks	1,284,619	6,131,171	—	7,415,790
Total Investments	$1,284,619	$6,131,171	$—	$7,415,790

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $916,599)
Globant S.A.*		8,300	$1,435,402	2.78
			1,435,402	2.78
Bahrain (Cost $651,589)
Ahli United Bank BSC	KWD	780,840	474,859	0.92
			474,859	0.92
Bangladesh (Cost $1,110,386)
Square Pharmaceuticals Ltd.	BDT	363,980	777,294	1.50
			777,294	1.50
Cambodia (Cost $1,018,084)
NagaCorp. Ltd.	HKD	802,000	856,558	1.66
			856,558	1.66
Egypt (Cost $5,648,577)
ADES International Holding PLC*,2		73,293	696,277	1.35
Arabian Food Industries Co. S.A.E. Domty	EGP	1,472,262	573,422	1.11
Cleopatra Hospital*	EGP	2,937,368	917,816	1.78
Commercial International Bank Egypt S.A.E.	EGP	433,769	1,708,927	3.30
Fawry for Banking & Payment Technology Services S.A.E.*	EGP	748,594	833,906	1.61
			4,730,348	9.15
Georgia (Cost $846,518)
Georgia Capital PLC*	GBP	55,098	264,609	0.51
			264,609	0.51
Kazakhstan (Cost $674,674)
Halyk Savings Bank of Kazakhstan JSC GDR[2]		46,590	517,149	1.00
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		10,851	120,814	0.23
			637,963	1.23
Kenya (Cost $2,637,255)
Equity Group Holdings PLC*	KES	2,126,900	641,400	1.24
Safaricom PLC	KES	7,490,000	1,959,784	3.79
			2,601,184	5.03
Kuwait (Cost $7,315,364)
Humansoft Holding Co. K.S.C.*	KWD	83,895	750,900	1.45
Mabanee Co. S.A.K.	KWD	220,000	435,861	0.84
Mobile Telecommunications Co. K.S.C.	KWD	675,159	1,210,107	2.34
National Bank of Kuwait S.A.K.P.	KWD	1,766,529	4,536,644	8.78
			6,933,512	13.41
Mauritius (Cost $965,115)
MCB Group Ltd.	MUR	120,485	667,517	1.29
			667,517	1.29

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Morocco (Cost $1,929,531)
Attijariwafa Bank*	MAD	10,961	$432,875	0.84
Maroc Telecom	MAD	42,135	625,043	1.21
Vivo Energy PLC[2]	GBP	580,885	562,003	1.08
			1,619,921	3.13
Nigeria (Cost $1,382,771)
Guaranty Trust Bank PLC	NGN	11,516,345	554,314	1.07
			554,314	1.07
Pakistan (Cost $719,103)
Honda Atlas Cars Pakistan Ltd.	PKR	282,200	507,772	0.98
MCB Bank Ltd.	PKR	297,800	316,248	0.61
			824,020	1.59
Peru (Cost $2,828,384)
Alicorp S.A.A.	PEN	212,653	469,353	0.91
Credicorp Ltd.		7,950	1,011,002	1.95
Southern Copper Corp.		29,400	1,285,074	2.49
			2,765,429	5.35
Philippines (Cost $4,870,779)
GT Capital Holdings, Inc.	PHP	76,760	679,693	1.31
International Container Terminal Services, Inc.	PHP	438,700	863,693	1.67
Security Bank Corp.	PHP	318,510	597,902	1.16
SM Investments Corp.	PHP	52,660	945,421	1.83
SM Prime Holdings, Inc.	PHP	1,786,100	1,093,308	2.11
Wilcon Depot, Inc.	PHP	1,614,800	491,787	0.95
			4,671,804	9.03
Qatar (Cost $3,370,423)
Qatar Gas Transport Co. Ltd.	QAR	1,190,045	908,085	1.76
Qatar National Bank QPSC	QAR	521,323	2,555,616	4.94
			3,463,701	6.70
Romania (Cost $1,051,893)
Banca Transilvania S.A.*	RON	974,267	476,480	0.92
OMV Petrom S.A.	RON	5,864,703	443,986	0.86
			920,466	1.78
Saudi Arabia (Cost $1,442,346)
Al Hammadi Co. for Development and Investment*	SAR	60,500	412,978	0.80
Bupa Arabia for Cooperative Insurance Co.*	SAR	8,921	284,347	0.55
Samba Financial Group	SAR	76,839	522,725	1.01
Saudi Airlines Catering Co.	SAR	12,500	271,962	0.53
			1,492,012	2.89
Senegal (Cost $677,272)
Sonatel S.A.	XOF	18,273	393,770	0.76
			393,770	0.76

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Slovenia (Cost $713,324)
Nova Ljubljanska Banka dd GDR (Registered)*	EUR	62,534	$534,104	1.03
			534,104	1.03
Tanzania (Cost $828,914)
Helios Towers PLC*	GBP	434,650	892,289	1.73
			892,289	1.73
United Arab Emirates (Cost $3,472,735)
Emaar Properties PJSC*	AED	1,718,967	1,215,048	2.35
Emirates NBD Bank PJSC	AED	333,648	803,316	1.55
First Abu Dhabi Bank PJSC	AED	173,253	520,200	1.01
Network International Holdings PLC*,2	GBP	142,748	759,829	1.47
			3,298,393	6.38
Vietnam (Cost $8,449,278)
FPT Corp.	VND	441,955	849,709	1.64
Hoa Phat Group JSC	VND	1,351,752	1,267,547	2.45
Khang Dien House Trading and Investment JSC*	VND	571,970	564,150	1.09
Military Commercial Joint Stock Bank*	VND	718,226	488,749	0.94
Mobile World Investment Corp.*	VND	612,133	1,971,518	3.81
Saigon Beer Alcohol Beverage Corp.	VND	68,100	494,257	0.96
Vietnam Dairy Products JSC	VND	259,580	1,199,804	2.32
Vinhomes JSC[2]	VND	47,000	157,859	0.31
			6,993,593	13.52
Total Common Stocks (Cost $53,520,914)			47,803,062	92.44
Preferred Stocks
Colombia (Cost $665,928)
Bancolombia S.A. ADR, 4.312%[3]		26,743	746,665	1.45
			746,665	1.45
Total Preferred Stocks (Cost $665,928)			746,665	1.45
Investment Companies
Vietnam Enterprise Investments Ltd., Class C *	GBP	312,133	1,618,320	3.13
Total Investment Companies (Cost $1,885,342)			1,618,320	3.13
Total Investments (Total Cost $56,072,184)			50,168,047	97.02
Other Assets Less Liabilities			1,542,847	2.98
Net Assets			$51,710,894	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.
At July 31, 2020, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	9.8%
Consumer Discretionary	10.5
Consumer Staples	5.3
Energy	4.0
Financials	39.4
Health Care	4.1
Industrials	4.8
Information Technology	7.5
Materials	4.9
Real Estate	6.7
Total Investments	97.0
Other Assets Less Liabilities	3.0
Net Assets	100.0%
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$1,435,402	$—	$—	$1,435,402
Bahrain	—	474,859	—	474,859
Bangladesh	—	777,294	—	777,294
Cambodia	—	856,558	—	856,558
Egypt	833,906	3,896,442	—	4,730,348
Georgia	—	264,609	—	264,609
Kazakhstan	—	637,963	—	637,963
Kenya	—	2,601,184	—	2,601,184
Kuwait	—	6,933,512	—	6,933,512
Mauritius	—	667,517	—	667,517
Morocco	—	1,619,921	—	1,619,921
Nigeria	—	554,314	—	554,314
Pakistan	—	824,020	—	824,020
Peru	2,765,429	—	—	2,765,429
Philippines	—	4,671,804	—	4,671,804
Qatar	—	3,463,701	—	3,463,701
Romania	—	920,466	—	920,466
Saudi Arabia	—	1,492,012	—	1,492,012
Senegal	393,770	—	—	393,770
Slovenia	—	534,104	—	534,104
Tanzania	—	892,289	—	892,289
United Arab Emirates	—	3,298,393	—	3,298,393
Vietnam	—	6,993,593	—	6,993,593
Total Common Stocks	5,428,507	42,374,555	—	47,803,062
Preferred Stocks
Colombia	746,665	—	—	746,665
Investment Companies
Vietnam	—	1,618,320	—	1,618,320
Total Investments	$6,175,172	$43,992,875	$—	$50,168,047

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $2,933,981)
Arezzo Industria e Comercio S.A.	BRL	81,900	$828,334	1.06
Lojas Renner S.A.	BRL	123,880	976,734	1.25
Notre Dame Intermedica Participacoes S.A.	BRL	65,100	833,132	1.07
TOTVS S.A.	BRL	151,800	751,645	0.96
			3,389,845	4.34
China (Cost $21,962,687)
Alibaba Group Holding Ltd. ADR*		20,293	5,093,949	6.53
Angel Yeast Co. Ltd., Class A	CNY	106,300	1,002,629	1.29
Anhui Conch Cement Co. Ltd., Class H	HKD	153,500	1,160,952	1.49
ANTA Sports Products Ltd.	HKD	111,000	1,054,551	1.35
China Mengniu Dairy Co. Ltd.*	HKD	401,000	1,879,234	2.41
China Tourism Group Duty Free Corp. Ltd., Class A	CNY	26,640	925,007	1.19
ENN Energy Holdings Ltd.	HKD	62,400	756,677	0.97
NetEase, Inc. ADR		1,745	799,943	1.03
New Oriental Education & Technology Group, Inc. ADR*		16,058	2,251,332	2.88
Ping An Insurance Group Co. of China Ltd., Class H	HKD	140,500	1,482,106	1.90
Prosus N.V.*	EUR	7,162	696,442	0.89
Sunny Optical Technology Group Co. Ltd.	HKD	79,500	1,483,111	1.90
Tencent Holdings Ltd.	HKD	55,800	3,819,769	4.89
Times China Holdings Ltd.	HKD	330,000	585,173	0.75
Venustech Group, Inc., Class A	CNY	153,204	867,928	1.11
Weichai Power Co. Ltd., Class H	HKD	462,000	997,818	1.28
WuXi AppTec Co. Ltd., Class H2	HKD	59,900	901,030	1.15
Wuxi Biologics Cayman, Inc.*,2	HKD	40,500	835,229	1.07
Xinyi Solar Holdings Ltd.	HKD	984,000	1,077,855	1.38
Zhuzhou CRRC Times Electric Co. Ltd., Class H	HKD	238,500	837,890	1.07
			28,508,625	36.53
Hong Kong (Cost $2,777,477)
AIA Group Ltd.	HKD	184,400	1,652,489	2.12
Xinyi Glass Holdings Ltd.	HKD	940,000	1,375,975	1.76
			3,028,464	3.88
Hungary (Cost $1,225,788)
OTP Bank Nyrt.*	HUF	17,299	619,117	0.80
Wizz Air Holdings PLC*,2	GBP	18,856	798,409	1.02
			1,417,526	1.82
India (Cost $8,205,361)
Eicher Motors Ltd.	INR	2,882	796,505	1.02
HDFC Bank Ltd. ADR		47,905	2,239,559	2.87
ICICI Bank Ltd. ADR*		180,220	1,692,266	2.17
Larsen & Toubro Infotech Ltd.[2]	INR	23,327	756,072	0.97
Larsen & Toubro Ltd.	INR	168,250	2,057,632	2.63

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
India (continued)
Multi Commodity Exchange of India Ltd.	INR	21,264	$479,994	0.61
Reliance Industries Ltd.	INR	54,610	1,512,073	1.94
			9,534,101	12.21
Indonesia (Cost $581,751)
Bank Central Asia Tbk PT	IDR	309,800	663,693	0.85
			663,693	0.85
Malaysia (Cost $502,716)
My EG Services Bhd.	MYR	1,976,300	628,932	0.81
			628,932	0.81
Mexico (Cost $740,858)
Fomento Economico Mexicano S.A.B. de C.V. ADR		11,755	723,050	0.93
			723,050	0.93
Russian Federation (Cost $5,540,430)
HeadHunter Group PLC ADR		39,414	789,857	1.01
LUKOIL PJSC ADR		9,310	637,587	0.82
Polyus PJSC GDR (Registered)		8,580	983,913	1.26
TCS Group Holding PLC (Registered)		80,431	2,032,335	2.60
X5 Retail Group N.V. GDR (Registered)		38,629	1,457,299	1.87
Yandex N.V., Class A*		26,100	1,501,794	1.92
			7,402,785	9.48
South Africa (Cost $3,228,513)
Naspers Ltd., Class N	ZAR	18,338	3,379,733	4.33
			3,379,733	4.33
South Korea (Cost $6,881,759)
Douzone Bizon Co. Ltd.	KRW	7,948	698,914	0.90
Hansol Chemical Co. Ltd.	KRW	14,917	1,899,658	2.43
Hugel, Inc.*	KRW	11,268	1,487,947	1.91
LG Household & Health Care Ltd.	KRW	880	1,014,236	1.30
NCSoft Corp.	KRW	956	651,188	0.83
NHN KCP Corp.	KRW	15,569	819,254	1.05
SK Hynix, Inc.	KRW	22,906	1,594,677	2.04
WONIK IPS Co. Ltd.*	KRW	25,151	809,144	1.04
			8,975,018	11.50
Taiwan (Cost $5,516,427)
ASPEED Technology, Inc.	TWD	15,000	599,494	0.77
Parade Technologies Ltd.	TWD	20,000	872,084	1.12
Silergy Corp.	TWD	9,232	554,038	0.71
Sinbon Electronics Co. Ltd.	TWD	162,000	963,841	1.23
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	210,000	3,073,395	3.94
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		29,133	2,298,302	2.94
			8,361,154	10.71

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Vietnam (Cost $625,781)
Vietnam Dairy Products JSC	VND	142,830	$660,174	0.85
			660,174	0.85
Total Common Stocks (Cost $60,723,529)			76,673,100	98.24
Preferred Stocks
Brazil (Cost $766,379)
Banco Bradesco S.A. ADR, 10.242%[3]		172,359	727,355	0.93
			727,355	0.93
Total Preferred Stocks (Cost $766,379)			727,355	0.93
Total Investments (Total Cost $61,489,908)			77,400,455	99.17
Other Assets Less Liabilities			648,796	0.83
Net Assets			$78,049,251	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.
At July 31, 2020, the industry sectors for the Ashmore Emerging Markets Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	8.7%
Consumer Discretionary	22.3
Consumer Staples	8.6
Energy	2.8
Financials	14.8
Health Care	5.2
Industrials	7.0
Information Technology	22.9
Materials	5.2
Real Estate	0.7
Utilities	1.0
Total Investments	99.2
Other Assets Less Liabilities	0.8
Net Assets	100.0%

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$3,389,845	$—	$—	$3,389,845
China	8,145,224	20,363,401	—	28,508,625
Hong Kong	—	3,028,464	—	3,028,464
Hungary	—	1,417,526	—	1,417,526
India	3,931,825	5,602,276	—	9,534,101
Indonesia	—	663,693	—	663,693
Malaysia	—	628,932	—	628,932
Mexico	723,050	—	—	723,050
Russian Federation	2,291,651	5,111,134	—	7,402,785
South Africa	—	3,379,733	—	3,379,733
South Korea	—	8,975,018	—	8,975,018
Taiwan	2,298,302	6,062,852	—	8,361,154
Vietnam	—	660,174	—	660,174
Total Common Stocks	20,779,897	55,893,203	—	76,673,100
Preferred Stocks
Brazil	727,355	—	—	727,355
Total Investments	$21,507,252	$55,893,203	$—	$77,400,455

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $718,428)
Arezzo Industria e Comercio S.A.	BRL	11,800	$119,345	1.05
Lojas Renner S.A.	BRL	23,500	185,286	1.64
Notre Dame Intermedica Participacoes S.A.	BRL	10,200	130,537	1.15
StoneCo Ltd., Class A*		3,200	152,672	1.35
TOTVS S.A.	BRL	26,400	130,721	1.16
			718,561	6.35
China (Cost $3,361,216)
Alibaba Group Holding Ltd. ADR*		3,403	854,221	7.55
Angel Yeast Co. Ltd., Class A	CNH	17,000	160,345	1.42
ANTA Sports Products Ltd.	HKD	20,000	190,009	1.68
China Mengniu Dairy Co. Ltd.*	HKD	62,000	290,555	2.57
Kweichow Moutai Co. Ltd., Class A	CNH	500	120,103	1.06
NetEase, Inc. ADR		587	269,093	2.38
New Oriental Education & Technology Group, Inc. ADR*		3,124	437,985	3.87
Ping An Insurance Group Co. of China Ltd., Class H	HKD	35,500	374,482	3.31
Sunny Optical Technology Group Co. Ltd.	HKD	12,800	238,790	2.11
Tencent Holdings Ltd.	HKD	9,700	664,010	5.87
WuXi AppTec Co. Ltd., Class H2	HKD	12,500	188,028	1.66
Wuxi Biologics Cayman, Inc.*,2	HKD	8,000	164,983	1.46
Xinyi Solar Holdings Ltd.	HKD	146,000	159,926	1.42
			4,112,530	36.36
Hong Kong (Cost $396,694)
AIA Group Ltd.	HKD	40,200	360,250	3.19
			360,250	3.19
Hungary (Cost $121,505)
OTP Bank Nyrt.*	HUF	2,580	92,336	0.82
			92,336	0.82
India (Cost $789,859)
HDFC Bank Ltd. ADR		8,637	403,780	3.57
ICICI Bank Ltd. ADR*		24,700	231,933	2.05
			635,713	5.62
Indonesia (Cost $98,185)
Bank Central Asia Tbk PT	IDR	44,400	95,119	0.84
			95,119	0.84
Malaysia (Cost $136,713)
My EG Services Bhd.	MYR	465,400	148,107	1.31
			148,107	1.31
Mexico (Cost $170,068)
Fomento Economico Mexicano S.A.B. de C.V. ADR		2,373	145,963	1.29
			145,963	1.29

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Russian Federation (Cost $784,956)
HeadHunter Group PLC ADR		6,206	$124,368	1.10
TCS Group Holding PLC (Registered)		12,618	318,833	2.82
X5 Retail Group N.V. GDR (Registered)		7,130	268,983	2.38
Yandex N.V., Class A*		4,900	281,946	2.49
			994,130	8.79
South Africa (Cost $415,243)
Naspers Ltd., Class N	ZAR	2,567	473,104	4.18
			473,104	4.18
South Korea (Cost $1,059,906)
Douzone Bizon Co. Ltd.	KRW	1,184	104,116	0.92
Hansol Chemical Co. Ltd.	KRW	3,145	400,511	3.54
Hugel, Inc.*	KRW	2,049	270,572	2.40
NCSoft Corp.	KRW	226	153,942	1.36
NHN KCP Corp.	KRW	2,883	151,706	1.34
Samsung Electronics Co. Ltd. GDR (Registered)		134	162,553	1.44
WONIK IPS Co. Ltd.*	KRW	3,270	105,201	0.93
			1,348,601	11.93
Taiwan (Cost $1,400,103)
ASPEED Technology, Inc.	TWD	3,000	119,899	1.06
Delta Electronics, Inc.	TWD	43,000	295,157	2.61
Parade Technologies Ltd.	TWD	5,000	218,021	1.93
Silergy Corp.	TWD	2,429	145,771	1.29
Sinbon Electronics Co. Ltd.	TWD	36,000	214,187	1.89
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	23,000	336,610	2.98
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		8,100	639,009	5.65
			1,968,654	17.41
Total Common Stocks (Cost $9,452,876)			11,093,068	98.09
Total Investments (Total Cost $9,452,876)			11,093,068	98.09
Other Assets Less Liabilities			216,230	1.91
Net Assets			$11,309,298	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
At July 31, 2020, the industry sectors for the Ashmore Emerging Markets Equity ESG Fund were:
Sector	Percentage of Net Assets
Communication Services	12.1%
Consumer Discretionary	20.0
Consumer Staples	8.7
Financials	16.6
Health Care	6.7
Industrials	1.1
Information Technology	29.4
Materials	3.5
Total Investments	98.1
Other Assets Less Liabilities	1.9
Net Assets	100.0%

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity ESG Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$718,561	$—	$—	$718,561
China	1,561,299	2,551,231	—	4,112,530
Hong Kong	—	360,250	—	360,250
Hungary	—	92,336	—	92,336
India	635,713	—	—	635,713
Indonesia	—	95,119	—	95,119
Malaysia	—	148,107	—	148,107
Mexico	145,963	—	—	145,963
Russian Federation	406,314	587,816	—	994,130
South Africa	—	473,104	—	473,104
South Korea	—	1,348,601	—	1,348,601
Taiwan	639,009	1,329,645	—	1,968,654
Total Common Stocks	4,106,859	6,986,209	—	11,093,068
Total Investments	$4,106,859	$6,986,209	$—	$11,093,068

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $554,181)
Banco Votorantim S.A., 4.500%, 09/24/2024		223,000	$229,132	2.25
CSN Resources S.A., 7.625%, 02/13/2023		347,000	350,470	3.45
			579,602	5.70
China (Cost $1,815,492)
Central China Real Estate Ltd., 6.500%, 03/05/2021		200,000	200,500	1.97
CFLD Cayman Investment Ltd., 8.625%, 02/28/2021		200,000	203,000	2.00
China Hongqiao Group Ltd., 7.125%, 07/22/2022		237,000	222,235	2.19
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023		214,000	223,398	2.20
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023		318,000	330,334	3.25
Scenery Journey Ltd., 11.000%, 11/06/2020		331,000	333,069	3.27
Zhenro Properties Group Ltd., 8.700%, 08/03/2022		324,000	332,542	3.27
			1,845,078	18.15
Colombia (Cost $580,102)
Bancolombia S.A., 3.000%, 01/29/2025		200,000	199,002	1.96
Frontera Energy Corp., 9.700%, 06/25/2023		200,000	158,500	1.56
Grupo de Inversiones Suramericana S.A., 5.700%, 05/18/2021		217,000	222,848	2.19
			580,350	5.71
Egypt (Cost $238,385)
ADES International Holding PLC, 8.625%, 04/24/2024		252,000	235,670	2.32
			235,670	2.32
India (Cost $332,122)
Power Finance Corp. Ltd., 3.750%, 06/18/2024		331,000	340,434	3.35
			340,434	3.35
Indonesia (Cost $741,063)
Bank Rakyat Indonesia Persero Tbk PT, 3.950%, 03/28/2024		219,000	228,660	2.25
Indonesia Asahan Aluminium Persero PT, 5.230%, 11/15/2021		288,000	301,250	2.96
Indonesia Asahan Aluminium Persero PT, 5.710%, 11/15/2023		200,000	221,008	2.17
			750,918	7.38
Kazakhstan (Cost $298,064)
KazMunayGas National Co. JSC, 3.875%, 04/19/2022		292,000	301,137	2.96
			301,137	2.96
Kuwait (Cost $336,930)
Al Ahli Bank of Kuwait KSCP, 3.500%, 04/05/2022		328,000	337,202	3.32
			337,202	3.32
Mexico (Cost $489,760)
Alfa S.A.B. de C.V., 5.250%, 03/25/2024		319,000	346,115	3.41
BBVA Bancomer S.A., 6.500%, 03/10/2021		150,000	153,900	1.51
			500,015	4.92

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Morocco (Cost $335,079)
OCP S.A., 5.625%, 04/25/2024		310,000	$333,447	3.28
			333,447	3.28
Pakistan (Cost $210,736)
Pakistan (Rep of), 8.250%, 04/15/2024		200,000	209,754	2.06
			209,754	2.06
Panama (Cost $297,268)
Banistmo S.A., 3.650%, 09/19/2022		295,000	296,478	2.92
			296,478	2.92
Peru (Cost $199,106)
Credicorp Ltd., 2.750%, 06/17/2025[2]		200,000	200,576	1.97
			200,576	1.97
Poland (Cost $227,277)
Walnut Bidco PLC, 9.125%, 08/01/2024		224,000	226,650	2.23
			226,650	2.23
Russian Federation (Cost $202,726)
Koks OAO Via Koks Finance DAC, 7.500%, 05/04/2022		200,000	198,700	1.95
			198,700	1.95
Saudi Arabia (Cost $899,602)
Arabian Centres Sukuk Ltd., 5.375%, 11/26/2024		256,000	227,584	2.24
SABIC Capital II B.V., 4.000%, 10/10/2023		317,000	341,222	3.35
Samba Funding Ltd., 2.750%, 10/02/2024		333,000	343,589	3.38
			912,395	8.97
South Africa (Cost $669,910)
Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024		314,000	342,260	3.36
Liquid Telecommunications Financing PLC, 8.500%, 07/13/2022		352,000	355,524	3.50
			697,784	6.86
United Arab Emirates (Cost $1,326,880)
Abu Dhabi Commercial Bank PJSC, 4.000%, 03/13/2023		213,000	224,715	2.21
ADCB Finance Cayman Ltd., 4.000%, 03/29/2023		214,000	225,706	2.22
DIB Sukuk Ltd., 3.625%, 02/06/2023		200,000	207,044	2.04
Fab Sukuk Co. Ltd., 3.625%, 03/05/2023		321,000	337,852	3.32
Mashreqbank PSC, 4.250%, 02/26/2024		322,000	340,934	3.35
			1,336,251	13.14
Total Debt Securities (Cost $9,754,683)			9,882,441	97.19
Total Investments (Total Cost $9,754,683)			9,882,441	97.19
Other Assets Less Liabilities			286,096	2.81
Net Assets			$10,168,537	100.00

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of July 31, 2020 (Unaudited)

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
Percentages shown are based on net assets.
U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.
The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Select Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$8,900,207	$—	$8,900,207
Financial Certificates	—	772,480	—	772,480
Government Bonds	—	209,754	—	209,754
Total Debt Securities	—	9,882,441	—	9,882,441
Total Investments	$—	$9,882,441	$—	$9,882,441